UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)    (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _4/30

Date of reporting period: _4/30/14

Item 1. Reports to Stockholders.

APRIL 30, 2014

ANNUAL REPORT
AND SHAREHOLDER LETTER

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TAX-FREE INCOME

# Franklin Federal Tax-Free Income Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents

Shareholder Letter	1	Annual Report		Financial Highlights and		Report of Independent
				Statement of Investments	14	Registered Public
		Franklin Federal Tax-Free				Accounting Firm	58
		Income Fund	4
				Financial Statements	46
						Tax Information	59
		Performance Summary	8	Notes to
				Financial Statements	49	Board Members and Officers	60
		Your Fund’s Expenses	12
						Shareholder Information	65

Annual Report

Franklin Federal Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Federal Tax-Free Income Fund

seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in investment-grade municipal securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*Standard & Poor’s (S&P) is used as the primary independent rating agency source. Moody’s is secondary, and Fitch, if available, is used for securities not rated by Moody’s or S&P. The ratings are an indication of an issuer’s creditwor-thiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

This annual report for Franklin Federal Tax-Free Income Fund covers the fiscal year ended April 30, 2014.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.79 on April 30, 2013, to $12.22 on April 30, 2014. The Fund’s Class A shares paid dividends totaling 48.72 cents per share for the reporting period.2 The Performance Summary beginning on page 8 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.89% based on an annualization of April’s 4.14 cent per share dividend and the maximum offering price of $12.76 on April 30, 2014. An investor in the 2014 maximum

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

4 | Annual Report

Dividend Distributions[2]
5/1/13–4/30/14
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
May	3.90	3.31	4.01
June	3.90	3.33	4.00
July	3.90	3.33	4.00
August	4.00	3.43	4.10
September	4.05	3.51	4.15
October	4.15	3.61	4.25
November	4.15	3.61	4.25
December	4.15	3.60	4.24
January	4.10	3.55	4.19
February	4.14	3.59	4.23
March	4.14	3.59	4.26
April	4.14	3.59	4.26
Total	48.72	42.05	49.94

federal personal income tax bracket of 39.60% (plus 3.8% Medicare tax) would need to earn a distribution rate of 6.87% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Municipal Bond Market Overview

For the 12-month period ended April 30, 2014, the municipal bond market increased in value. The Barclays Municipal Bond Index, which tracks investment-grade municipal securities, posted a +0.50% total return for the 12-month period.3, 4 In comparison, the Barclays U.S. Treasury Index had a 12-month return of -1.59%.3, 4

Municipal bond and Treasury markets suffered steep declines beginning in late May 2013 following comments by Federal Reserve Board (Fed) Chairman Ben Bernanke that the Fed could begin tapering its bond buying in the coming months. Fears of declining bond prices increased when minutes from the Fed’s July meeting included more discussion of tapering. Municipal bond mutual funds experienced persistent, large outflows that accelerated during August. Selling in the Treasury and municipal bond markets caused yields on longer term bonds to rise faster than yields on shorter maturity bonds in both markets, but the yield difference was more pronounced for municipal bonds. Because bond prices move in the opposite direction from yields, the yield changes led to two significant developments during the sell-off — municipal bonds underper-formed Treasury bonds, and longer term municipal bonds fared worse than

Annual Report | 5

Portfolio Breakdown
4/30/14
% of Total
Long-Term Investments*
Utilities	18.4%
General Obligation	16.1%
Transportation	15.8%
Subject to Government Appropriations	12.5%
Hospital & Health Care	10.7%
Higher Education	6.7%
Tax-Supported	6.5%
Other Revenue	5.8%
Refunded	5.4%
Corporate-Backed	1.3%
Housing	0.8%

*Does not include short-term investments and other net assets.

6 | Annual Report

shorter term municipal bonds. At its September meeting, the Fed decided to maintain its monthly level of bond purchases and wait for more evidence of sustained economic growth before tapering. Investors welcomed the news, and the municipal bond market posted positive returns for the month. At its December meeting, the Fed announced it would modestly reduce the pace of its bond buying program beginning in January 2014 while maintaining historically low interest rates. Municipal bond and Treasury markets showed little reaction to the news initially, but prices in both markets increased substantially during the first four months of 2014.

Other factors contributed to municipal bond price volatility during the period under review. Several headline stories shook investor confidence in the municipal bond asset class. The City of Detroit, Michigan, filed for bankruptcy, the largest municipal bankruptcy filing in U.S. history. Independent credit rating agencies Standard & Poor’s, Moody’s Investors Service and Fitch Ratings downgraded Puerto Rico general obligation debt to below investment grade. The City of Chicago suffered a three-notch downgrade by Moody’s. In addition, reports from rating agencies and research organizations mentioned underfunded pensions that could affect the fiscal stability of several states and large municipalities. Bonds issued by municipalities involved in such stories have often experienced price erosion in secondary trading, but the extent of price erosion and the contagion to related issues have been unpredictable. Fallout from such headlines during the reporting period was no exception.

As Puerto Rico debt traded at higher yields than similarly rated taxable securities, nontraditional buyers entered the market. Despite the entrance of these new buyers, Puerto Rico bonds experienced particularly poor performance and highly volatile trading. Puerto Rico bonds had a -15.36% total return for the reporting period, as measured by the Barclays Puerto Rico Municipal Bond Index.3, 4

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Our value-oriented philosophy of investing primarily for income and stability of principal, when combined with a positive-sloping municipal yield curve, in which yields for longer term bonds are higher than those for shorter term bonds, led us to favor longer term bonds during the 12 months under review. Consistent with our strategy, we sought to remain invested in bonds ranging from 15 to 30 years in maturity with good call features. Our relative-value, income-oriented philosophy also led the Fund to maintain its positions in higher coupon bonds, which provided income performance during the reporting period. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

With the Puerto Rico credit downgrade, the Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience sharp declines in the latter half of 2013 and contrasting positive performance year-to-date in 2014.

Thank you for your continued participation in Franklin Federal Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although his-
torical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposi-
tion of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
4. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

Annual Report | 7

Performance Summary as of 4/30/14

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

	Net Asset Value
	Share Class	4/30/14	4/30/13		Change
	A (FKTIX)	$12.22	$12.79	-$	0.57
	C (FRFTX)	$12.21	$12.78	-$	0.57
	Advisor (FAFTX)	$12.23	$12.80	-$	0.57

	Distributions
	Share Class	Dividend Income
A	(5/1/13–4/30/14)	$0.4872
C	(5/1/13–4/30/14)	$0.4205
	Advisor (5/1/13–4/30/14)	$0.4994

8 | Annual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge. Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

			Average Annual
	Cumulative	Average Annual	Total Return	Total Annual
Share Class	Total Return[1]	Total Return[2]	(3/31/14)[3]	Operating Expenses[4]
A				0.61%
1-Year	-0.49%	-4.74%	-4.71%
5-Year	+34.61%	+5.20%	+5.39%
10-Year	+59.33%	+4.31%	+3.94%
C				1.16%
1-Year	-1.05%	-2.00%	-1.92%
5-Year	+30.87%	+5.53%	+5.73%
10-Year	+50.78%	+4.19%	+3.83%
Advisor				0.51%
1-Year	-0.39%	-0.39%	-0.39%
5-Year	+35.24%	+6.22%	+6.41%
10-Year	+60.78%	+4.86%	+4.50%

		Taxable		Taxable Equivalent
		Equivalent	30-day	30-Day
	Distribution	Distribution	Standardized	Standardized
Share Class	Rate[5]	Rate[6]	Yield[7]	Yield[6]
A	3.89%	6.87%	2.86%	5.05%
C	3.53%	6.24%	2.43%	4.29%
Advisor	4.18%	7.39%	3.07%	5.42%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Annual Report | 9

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

10 | Annual Report

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Distribution rate is based on an annualization of the respective class’s April dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 4/30/14.
6. Taxable equivalent distribution rate and yield assume the 2014 maximum federal income tax rate of 39.60% plus
3.8% Medicare tax.
7. The 30-day standardized yield for the 30 days ended 4/30/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.
8. Source: © 2014 Morningstar. The Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s,
S&P and Fitch. The Consumer Price Index (CPI), calculated by the Bureau of Labor Statistics, is a commonly used measure of the inflation rate.
9. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

Annual Report | 11

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 11/1/13	Value 4/30/14	Period* 11/1/13–4/30/14
A
Actual	$1,000	$1,050.30	$3.25
Hypothetical (5% return before expenses)	$1,000	$1,021.62	$3.21
C
Actual	$1,000	$1,047.40	$6.04
Hypothetical (5% return before expenses)	$1,000	$1,018.89	$5.96
Advisor
Actual	$1,000	$1,050.80	$2.75
Hypothetical (5% return before expenses)	$1,000	$1,022.12	$2.71

*Expenses are calculated using the most recent expense ratio, annualized for each class (A: 0.64%; C: 1.19%; and Advisor: 0.54%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Annual Report | 13

Franklin Federal Tax-Free Income Fund

Financial Highlights

			Year Ended April 30,
Class A	2014	2013	2012	2011	2010
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.79	$12.48	$11.47	$11.89	$11.21
Income from investment operations[a]:
Net investment income[b]	0.49	0.48	0.51	0.52	0.52
Net realized and unrealized gains (losses)	(0.57)	0.31	1.02	(0.43)	0.69
Total from investment operations	(0.08)	0.79	1.53	0.09	1.21
Less distributions from net investment income	(0.49)	(0.48)	(0.52)	(0.51)	(0.53)
Net asset value, end of year	$12.22	$12.79	$12.48	$11.47	$11.89

Total return[c]	(0.49)%	6.44%	13.61%	0.78%	11.00%

Ratios to average net assets
Expenses	0.62%	0.61%	0.62%	0.62%	0.61%
Net investment income	4.11%	3.76%	4.25%	4.41%	4.51%

Supplemental data
Net assets, end of year (000’s)	$8,243,367	$9,414,734	$8,758,460	$7,925,674	$8,768,920
Portfolio turnover rate	8.51%	6.31%	8.55%	14.14%	8.16%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

14 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Federal Tax-Free Income Fund

Financial Highlights (continued)

			Year Ended April 30,
Class C	2014	2013	2012	2011	2010
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.78	$12.47	$11.46	$11.88	$11.21
Income from investment operations[a]:
Net investment income[b]	0.43	0.41	0.45	0.45	0.46
Net realized and unrealized gains (losses)	(0.58)	0.31	1.01	(0.42)	0.67
Total from investment operations	(0.15)	0.72	1.46	0.03	1.13
Less distributions from net investment income	(0.42)	(0.41)	(0.45)	(0.45)	(0.46)
Net asset value, end of year	$12.21	$12.78	$12.47	$11.46	$11.88

Total return[c]	(1.05)%	5.87%	13.00%	0.22%	10.31%

Ratios to average net assets
Expenses	1.17%	1.16%	1.17%	1.17%	1.17%
Net investment income	3.56%	3.21%	3.70%	3.86%	3.95%

Supplemental data
Net assets, end of year (000’s)	$1,120,471	$1,525,083	$1,319,527	$1,116,089	$1,222,493
Portfolio turnover rate	8.51%	6.31%	8.55%	14.14%	8.16%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Annual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Federal Tax-Free Income Fund

Financial Highlights (continued)

			Year Ended April 30,
Advisor Class	2014	2013	2012	2011	2010
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.80	$12.49	$11.48	$11.89	$11.22
Income from investment operations[a]:
Net investment income[b]	0.50	0.49	0.52	0.53	0.54
Net realized and unrealized gains (losses)	(0.57)	0.31	1.02	(0.42)	0.67
Total from investment operations	(0.07)	0.80	1.54	0.11	1.21
Less distributions from net investment income	(0.50)	(0.49)	(0.53)	(0.52)	(0.54)
Net asset value, end of year	$12.23	$12.80	$12.49	$11.48	$11.89

Total return	(0.39)%	6.54%	13.71%	0.96%	11.01%

Ratios to average net assets
Expenses	0.52%	0.51%	0.52%	0.52%	0.52%
Net investment income	4.21%	3.86%	4.35%	4.51%	4.60%

Supplemental data
Net assets, end of year (000’s)	$1,314,233	$1,755,892	$1,389,908	$1,079,061	$875,566
Portfolio turnover rate	8.51%	6.31%	8.55%	14.14%	8.16%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.

16 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014

	Principal Amount	Value
Municipal Bonds 97.1%
Alabama 1.3%
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%,
9/01/42	$14,300,000	$15,034,162
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	6,000,000	6,769,440
Birmingham Waterworks Board Water Revenue,
Series A, Assured Guaranty, 5.125%, 1/01/34	5,600,000	6,159,272
Series B, 5.00%, 1/01/38	3,500,000	3,791,060
Series B, 5.00%, 1/01/43	8,000,000	8,586,080
Courtland IDB Solid Waste Disposal Revenue, Champion International Corp. Project,
Refunding, 6.00%, 8/01/29	12,000,000	12,014,160
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
Series B, 5.50%, 9/01/33	18,500,000	20,840,620
Mobile GO, wts., Refunding and Improvement, AMBAC Insured, 5.00%, 2/15/30	5,000,000	5,331,300
Montgomery County PBA Revenue, wts., Montgomery County Facilities Project, NATL Insured,
5.00%, 3/01/31	6,250,000	6,623,000
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest
Student Housing LLC, University of Alabama Ridgecrest Residential Project, Assured
Guaranty, 6.75%, 7/01/38	10,000,000	11,082,900
University of Alabama General Revenue, Series A,
NATL Insured, Pre-Refunded, 5.00%, 7/01/29	10,000,000	10,067,700
NATL Insured, Pre-Refunded, 5.00%, 7/01/34	10,500,000	10,567,095
XLCA Insured, 5.00%, 7/01/28	5,000,000	5,417,550
XLCA Insured, 5.00%, 7/01/32	5,500,000	5,834,290
University of South Alabama University Tuition Revenue, Capital Improvement, Refunding,
AMBAC Insured, 5.00%, 12/01/36	11,570,000	12,138,434
		140,257,063
Alaska 0.6%
Alaska State HFC Revenue, General Housing Purpose, Series A, FGIC Insured,
Pre-Refunded, 5.00%,
12/01/29	4,000,000	4,110,440
12/01/30	3,500,000	3,596,635
Alaska State Industrial Development and Export Authority Revenue, Providence Health and
Services, Series A, 5.00%, 10/01/40	10,000,000	10,628,500
Alaska State International Airports Revenue,
Series B, NATL Insured, 5.00%, 10/01/28	5,100,000	5,114,127
Series C, 5.00%, 10/01/33	12,565,000	13,370,668
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project,
Assured Guaranty, 6.00%, 9/01/32	20,000,000	23,004,400
		59,824,770
Arizona 2.8%
Arizona State COP, Department of Administration, Series A, AGMC Insured, 5.00%,
10/01/27	14,440,000	15,795,483
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%, 7/01/27	15,000,000	16,831,200
Downtown Phoenix Hotel Corp. Revenue, Senior Series A, FGIC Insured, 5.00%, 7/01/29	14,465,000	14,564,519
Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C,
5.00%, 7/01/38	15,500,000	15,993,520
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%,
2/01/40	10,000,000	11,233,500

Annual Report | 17

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Mesa Utility Systems Revenue, 4.00%, 7/01/36	$19,000,000	$19,223,630
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	7,200,000	7,842,024
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	24,000,000	24,793,920
senior lien, Series A, 5.00%, 7/01/33	28,000,000	30,058,280
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza
Expansion Project, Series B, NATL RE, FGIC Insured, 5.50%,
7/01/32	6,000,000	7,391,340
7/01/34	5,000,000	6,133,100
7/01/35	9,860,000	12,069,330
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding, Series A,
5.00%,
7/01/32	21,095,000	23,782,925
7/01/34	10,000,000	11,120,000
Pima County IDA Lease Revenue,
Clark County Detention Facility Project, 5.00%, 9/01/39	20,000,000	20,466,200
Metro Police Facility, Nevada Project, Series A, 5.25%, 7/01/31	8,900,000	9,413,174
Metro Police Facility, Nevada Project, Series A, 5.50%, 7/01/39	22,500,000	23,597,325
Pinal County Electrical District No. 3 Revenue, Electric System, Refunding, 5.25%,
7/01/36	10,000,000	10,880,900
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
Salt River Project, Series A, 5.00%, 1/01/38	10,000,000	10,730,200
University Medical Center Corp. Hospital Revenue, Tucson, 5.00%, 7/01/35	7,000,000	7,019,810
		298,940,380
Arkansas 0.1%
University of Arkansas Revenue, Various Facilities, Fayetteville Campus, Series B, 5.00%,
11/01/37	3,100,000	3,365,360
11/01/42	9,360,000	10,060,877
		13,426,237
California 13.0%
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
Refunding, Series F-1, 5.00%, 4/01/28	24,000,000	27,132,000
Refunding, Series F-1, 5.00%, 4/01/34	20,250,000	21,871,215
Refunding, Series F-1, 5.00%, 4/01/34	9,530,000	10,429,632
Refunding, Series F-1, 5.00%, 4/01/39	14,000,000	14,859,740
Refunding, Series F-1, 5.50%, 4/01/43	30,000,000	32,171,400
Series F, Pre-Refunded, 5.00%, 4/01/31	20,000,000	21,788,800
California Educational Facilities Authority Revenue, Carnegie Institution of Washington,
Refunding, Series A, 5.00%, 7/01/40	24,525,000	26,488,717
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges
Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	30,707,810
California State Economic Recovery GO, Refunding, Series A, 5.25%, 7/01/21	28,580,000	33,799,565
California State GO, Various Purpose,
6.00%, 5/01/18	535,000	549,268
5.90%, 4/01/23	1,200,000	1,227,768
5.00%, 10/01/29	15,000,000	16,447,050
6.00%, 4/01/38	100,000,000	117,424,000

18 | Annual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State GO, Various Purpose, (continued)
6.00%, 11/01/39	$25,000,000	$29,772,500
5.25%, 11/01/40	50,000,000	55,560,500
FGIC Insured, 6.00%, 5/01/20	850,000	874,506
Refunding, 5.25%, 3/01/30	30,000,000	34,198,800
Refunding, 6.00%, 3/01/33	12,000,000	14,610,600
Refunding, 5.25%, 3/01/38	20,000,000	21,650,400
Refunding, 5.50%, 3/01/40	25,000,000	28,101,750
California State Health Facilities Financing Authority Revenue, Children’s Hospital of Orange
County, Series A, 6.50%,
11/01/24	5,000,000	6,074,200
11/01/38	8,000,000	9,367,520
California State Public Works Board Lease Revenue,
Department of Education, Riverside Campus Project, Series B, 6.125%, 4/01/28	2,740,000	3,220,706
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, 6.00%,
4/01/27	3,980,000	4,685,614
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, 6.125%,
4/01/29	5,000,000	5,851,900
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	19,732,860
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	13,453,165
Various Capital Projects, Series I, 6.125%, 11/01/29	29,300,000	34,782,030
California Statewide CDA, PCR, Refunding, 4.50%, 9/01/29	14,830,000	15,340,449
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	10,000,000	10,253,700
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,506,500
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,296,000
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A,
Assured Guaranty, 5.375%, 8/01/34	15,000,000	16,282,350
Corona-Norco USD, GO, Riverside County, Capital Appreciation, Election of 2006, Series C,
AGMC Insured,
zero cpn., 8/01/39	7,500,000	2,204,775
zero cpn. to 8/01/17, 6.20% thereafter, 8/01/29	3,250,000	3,254,647
zero cpn. to 8/01/17, 6.80% thereafter, 8/01/39	8,500,000	8,347,765
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, 5.75%, 1/15/46	25,000,000	26,602,500
Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/24, 5.40% thereafter,
1/15/30	15,475,000	10,073,142
Refunding, Series A, 6.00%, 1/15/49	20,000,000	21,583,800
Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	20,000,000	11,485,800
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Enhanced,
Asset-Backed, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/45	13,255,000	13,270,906
Hartnell Community College District GO, Monterey and San Benito Counties, Capital
Appreciation, Election of 2002, Series D, zero cpn., 8/01/39	45,000,000	9,055,350
Jefferson UHSD San Mateo County GO, Capital Appreciation, Election of 2006, Series D,
zero cpn.,
8/01/35	10,500,000	2,408,070
8/01/40	10,000,000	1,496,500
8/01/41	13,590,000	1,867,538
Los Angeles Community College District GO, Election of 2008, Series C, 5.25%, 8/01/39	30,000,000	33,006,300

		Annual Report | 19

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

			Principal Amount	Value
		Municipal Bonds (continued)
		California (continued)
		Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior,
		Refunding, Series A, 5.00%, 5/15/40	$25,485,000	$27,260,030
		Series D, 5.00%, 5/15/40	50,000,000	53,594,000
		Los Angeles Department of Water and Power Revenue, Power System, Series B, 5.00%,
		7/01/31	20,000,000	22,734,600
		Los Angeles USD, GO,
		Election of 2002, Series B, AMBAC Insured, 4.50%, 7/01/31	28,745,000	30,949,741
		Election of 2004, Series F, AGMC Insured, 5.00%, 7/01/30	52,475,000	56,845,643
		Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/26	10,250,000	11,147,285
		Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/31	10,000,000	10,821,700
		Series KRY, 5.25%, 7/01/34	36,625,000	41,158,076
		M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	16,268,500
		New Haven USD, GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn.,
		8/01/31	2,055,000	919,489
		8/01/32	7,830,000	3,296,430
		8/01/33	7,660,000	3,029,607
		Placentia-Yorba Linda USD, GO, Orange County, Election of 2008, Series A, 5.25%,
		8/01/32	24,490,000	27,496,392
		Pomona USD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty,
		5.00%, 8/01/29	5,585,000	6,049,281
		Rialto USD, GO, San Bernardino County, Series A, AGMC Insured, zero cpn., 8/01/36	20,000,000	6,727,000
		Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%,
		7/01/33	16,355,000	17,257,796
		San Diego Public Facilities Financing Authority Water Revenue, Series B, 5.375%,
		8/01/34	15,000,000	16,791,600
		San Francisco City and County COP, Multiple Capital Improvement Projects, Series A,
		5.25%, 4/01/31	10,000,000	11,110,600
		San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
		Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21	50,000,000	51,064,000
		Capital Appreciation, senior lien, ETM, zero cpn., 1/01/23	7,000,000	5,679,380
		Orange County, Capital Appreciation, senior lien, 5.00%, 1/01/33	5,000,000	4,732,600
		San Mateo UHSD, GO, Capital Appreciation, Election of 2010,
		Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	11,314,200
		Series A, zero cpn. to 9/01/28, 6.45% thereafter, 9/01/33	5,725,000	3,211,153
		San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A,
		zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	40,000,000	22,590,800
		Santa Ana USD, GO, Orange County, Capital Appreciation, Election of 2008, Series B,
		Assured Guaranty, zero cpn.,
		8/01/35	10,000,000	3,517,800
		8/01/36	18,865,000	6,182,249
		8/01/37	10,000,000	3,081,600
		Santa Clara County GO, Election of 2008, Series A, 5.00%, 8/01/34	25,000,000	27,855,000
		Upland USD, GO, San Bernardino County, Election of 2008, Series B, zero cpn., 8/01/39	50,075,000	10,864,773
		Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	3,000,000	3,251,880
		West Contra Costa USD, GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn.,
		8/01/29	10,000,000	5,244,800
		8/01/30	20,845,000	10,265,120
		8/01/31	20,000,000	9,224,200
		8/01/32	10,730,000	4,647,914

20	|	Annual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Whittier UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding,
Series A, zero cpn., 8/01/34	$20,000,000	$6,282,200
		1,391,637,547
Colorado 2.4%
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
8/01/32	10,000,000	11,002,200
8/01/36	41,235,000	44,288,452
8/01/39	26,930,000	28,587,811
Colorado State Board of Governors University Enterprise System Revenue, Series A,
AGMC Insured, 5.00%, 3/01/37	10,000,000	10,380,200
NATL RE, FGIC Insured, 5.00%, 3/01/37	1,700,000	1,764,634
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 3/01/37	8,300,000	9,322,892
Colorado State COP, UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%,
11/01/28	10,000,000	11,245,200
11/01/29	5,000,000	5,584,000
Colorado State Health Facilities Authority Revenue,
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	10,503,500
Valley View Hospital Assn. Project, Refunding, 5.50%, 5/15/28	5,000,000	5,240,400
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	7,000,000	7,282,380
Colorado State Higher Education Capital Construction Lease Purchase Financing Program
COP,
5.50%, 11/01/27	7,335,000	8,263,904
Pre-Refunded, 5.50%, 11/01/27	2,665,000	3,166,899
Colorado Water Resources and Power Development Authority Water Resources Revenue,
Arapahoe County Water and Wastewater Public Improvement District Project, Series E,
NATL Insured, 5.00%, 12/01/35	10,000,000	10,100,500
Denver City and County Airport System Revenue,
Series B, 4.00%, 11/15/43	10,250,000	9,591,950
Subordinate, Series B, 5.25%, 11/15/33	16,405,000	18,374,912
Mesa State College Auxiliary Facilities System Enterprise Revenue, XLCA Insured,
Pre-Refunded, 5.00%, 5/15/35	9,950,000	10,442,227
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported, Refunding
and Improvement, Assured Guaranty, 6.25%, 12/01/30	6,000,000	6,696,660
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	26,011,200
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%,
11/01/32	10,000,000	11,108,900
University of Colorado Enterprise System Revenue, University of Colorado Regents, Series A,
5.375%, 6/01/32	3,500,000	4,023,285
		252,982,106
District of Columbia 2.8%
District of Columbia Ballpark Revenue, Series B-1, BHAC Insured, 5.00%,
2/01/24	12,120,000	12,545,897
2/01/25	7,000,000	7,237,580
2/01/26	9,950,000	10,267,206
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue, Sub
Series 1, AGMC Insured, 5.45%, 7/15/35	23,900,000	25,067,754

Annual Report | 21

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
District of Columbia (continued)
District of Columbia Income Tax Secured Revenue,
Refunding, Series A, 5.00%, 12/01/31	$10,000,000	$11,102,500
Series A, 5.25%, 12/01/34	11,000,000	12,582,570
Series C, 4.00%, 12/01/37	8,900,000	9,015,967
District of Columbia Revenue,
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	15,000,000	15,875,550
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL
Insured, 5.00%, 6/01/32	5,000,000	5,203,200
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn.
to 4/01/18, 5.00% thereafter, 4/01/32	15,370,000	13,323,484
Medlantic/Helix Issue, Series B, AGMC Insured, 5.00%, 8/15/38	20,000,000	20,700,800
National Academy of Sciences Project, Series A, 5.00%, 4/01/35	10,905,000	11,573,258
National Academy of Sciences Project, Series A, 5.00%, 4/01/40	16,960,000	17,843,616
National Public Radio Inc. Issue, 5.00%, 4/01/35	7,750,000	8,288,315
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, 6.50%,
5/15/33	35,000,000	39,184,950
District of Columbia University Revenue, Georgetown University Issue, Refunding, Series D,
5.50%, 4/01/36	5,000,000	5,390,000
District of Columbia Water and Sewer Authority Public Utility Revenue, senior lien,
Refunding, Series A, 6.00%, 10/01/35	8,000,000	9,204,240
Metropolitan Washington D.C. Airports Authority Airport System Revenue,
Refunding, Series A, 5.375%, 10/01/29	5,000,000	5,651,750
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,394,150
Refunding, Series C, 5.25%, 10/01/27	10,745,000	12,283,577
Series A, 5.00%, 10/01/39	5,000,000	5,314,750
Series C, 5.00%, 10/01/26	10,235,000	11,597,483
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital
Appreciation, second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16, 6.50%
thereafter, 10/01/41	25,000,000	26,073,500
		300,722,097
Florida 6.9%
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc.
Project, Series B, 7.00%, 4/01/39	6,500,000	7,394,595
Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%, 8/01/37	12,245,000	12,631,575
Broward County Water and Sewer Utility Revenue, Series A, 5.25%, 10/01/34	8,800,000	9,834,528
Cape Coral Water and Sewer Revenue,
AMBAC Insured, 5.00%, 10/01/36	5,000,000	5,219,600
Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	21,510,000	22,932,886
Citizens Property Insurance Corp. Revenue,
Costal Account, senior secured, Series A-1, 5.00%, 6/01/20	20,000,000	23,302,400
High-Risk Account, senior secured, Series A-1, 5.25%, 6/01/17	24,250,000	27,352,545
High-Risk Account, senior secured, Series A-1, 5.50%, 6/01/17	10,000,000	11,354,800
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	28,731,250
Clearwater City Water and Sewer Revenue, Series A, 5.25%, 12/01/39	7,000,000	7,443,730
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D,
6.00%, 6/01/23	17,500,000	22,674,575

22 | Annual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Florida State Mid-Bay Bridge Authority Revenue, Series A,
AMBAC Insured, zero cpn., 10/01/23	$4,950,000	$3,059,991
AMBAC Insured, zero cpn., 10/01/24	2,970,000	1,729,253
Pre-Refunded, zero cpn., 10/01/23	50,000	35,654
Pre-Refunded, zero cpn., 10/01/24	30,000	20,204
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%,
10/01/41	4,750,000	5,086,252
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	10,000,000	10,238,800
Hillsborough County Aviation Authority Revenue, Series A, Assured Guaranty, 5.50%,
10/01/38	5,000,000	5,453,850
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,569,055
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%,
7/01/28	17,650,000	19,395,232
Indian River County School Board COP, NATL RE, FGIC Insured, 5.00%, 7/01/27	16,485,000	18,042,668
Jacksonville Economic Development Commission Health Care Facilities Revenue, Mayo
Clinic, 5.00%, 11/15/36	17,950,000	18,871,912
Jacksonville Excise Taxes Revenue, Series A, AMBAC Insured, 5.00%, 10/01/32	6,015,000	6,291,149
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway Project,
Series B, CIFG Insured, 5.00%, 10/01/35	10,645,000	10,854,493
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center,
5.50%, 11/15/42	3,800,000	4,000,640
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,
Refunding, Series A,
5.50%, 10/01/36	20,000,000	22,036,600
Assured Guaranty, 5.25%, 10/01/33	11,000,000	12,061,610
Assured Guaranty, 5.25%, 10/01/38	13,000,000	13,790,010
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue,
Series A, 5.50%, 4/01/38	12,500,000	13,377,000
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	10,981,400
Refunding, Series A, 5.00%, 7/01/32	6,375,000	6,869,764
Series A, 5.00%, 7/01/40	30,265,000	31,448,059
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%,
7/01/33	20,000,000	22,157,600
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL
Insured, 5.00%, 6/01/30	10,630,000	10,887,565
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/31	10,000,000	10,858,900
Series A, Assured Guaranty, 5.25%, 2/01/27	10,000,000	11,000,500
Miami-Dade County Special Obligation Revenue,
Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/32	10,000,000	10,025,000
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,446,850
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	4,875,165
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,472,755
Miami-Dade County Transit System Sales Surtax Revenue, Refunding, AGMC Insured, 5.00%,
7/01/38	18,845,000	19,661,554
Miami-Dade County Water and Sewer System Revenue, Refunding, Series A, 5.00%,
10/01/42	20,000,000	21,079,000

Annual Report | 23

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Orange County Health Facilities Authority Hospital Revenue, Orlando Regional Healthcare
System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	$20,000,000	$21,125,800
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	15,000,000	16,386,300
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, second lien sub.
bonds, Series B, Assured Guaranty, 5.50%, 11/01/38	18,490,000	18,943,375
Orlando-Orange County Expressway Authority Revenue,
Series A, 5.00%, 7/01/40	5,000,000	5,250,700
Series A, AGMC Insured, 5.00%, 7/01/32	12,000,000	12,705,840
Series C, 5.00%, 7/01/40	15,000,000	15,669,000
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%,
10/01/28	10,000,000	11,620,100
Pensacola Airport Revenue, Refunding, 6.25%, 10/01/38	16,500,000	17,985,165
Port St. Lucie Utility System Revenue, Refunding, Assured Guaranty, 5.25%, 9/01/35	3,000,000	3,265,230
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group,
Refunding,
4.75%, 5/01/28	10,000,000	10,392,100
5.00%, 5/01/36	12,500,000	12,849,875
South Lake County Hospital District Revenue, South Lake Hospital Inc., Series A, 6.25%,
4/01/39	5,735,000	6,290,951
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida
Obligated Group, 5.00%, 8/15/32	31,070,000	32,470,325
St. Lucie County Transportation Revenue, AMBAC Insured, 5.00%, 8/01/27	5,785,000	6,022,995
Tallahassee Energy System Revenue, Refunding, NATL Insured, 5.00%, 10/01/37	20,000,000	21,218,600
Town of Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	8,575,000	9,256,455
		741,003,780
Georgia 3.6%
Athens-Clarke County Unified Government Water and Sewerage Revenue, 5.50%, 1/01/38	14,500,000	16,003,795
Atlanta Airport General Revenue, Refunding, Series C, 6.00%, 1/01/30	15,000,000	17,865,450
Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
Series C, AGMC Insured, Pre-Refunded, 5.00%, 1/01/33	19,500,000	19,647,030
Series J, AGMC Insured, Pre-Refunded, 5.00%, 1/01/29	10,000,000	10,315,600
Atlanta Development Authority Revenue, Tuff Yamacraw LLC Project, Refunding, Series A,
AMBAC Insured, 5.00%,
1/01/24	6,385,000	6,999,109
1/01/25	6,955,000	7,622,819
1/01/26	5,000,000	5,466,800
1/01/27	5,000,000	5,487,300
Atlanta Water and Wastewater Revenue,
Refunding, Series A, 6.25%, 11/01/34	20,000,000	23,577,200
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	32,742,000
Series A, NATL Insured, 5.00%, 11/01/33	5,720,000	5,734,300
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue,
MGC Real Estate Foundation II LLC Project,
5.00%, 7/01/33	5,000,000	5,168,150
5.25%, 7/01/38	10,000,000	10,342,000

24 | Annual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Bulloch County Development Authority Student Housing Revenue, Georgia Southern
University Housing Foundation Four LLC Project, Assured Guaranty, 5.375%, 7/01/39	$23,075,000	$24,304,436
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,
Series B, 5.50%, 1/01/33	15,000,000	15,851,400
Series E, 7.00%, 1/01/23	25,000,000	28,735,750
Clark County Hospital Authority Revenue, Athens Regional Medical Center Project, NATL
Insured, 5.00%, 1/01/27	5,000,000	5,255,850
Clayton County Development Authority Student Housing and Activity Center Revenue, CSU
Foundation Real Estate I LLC Project, XLCA Insured, 5.00%, 7/01/33	11,125,000	11,514,597
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia
Gwinnett College Foundation LLC Project, 6.00%, 7/01/34	10,000,000	10,884,000
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, 6.25%, 6/15/40	13,970,000	15,277,313
USG Real Estate Foundation I LLC Project, Assured Guaranty, 5.625%, 6/15/38	5,000,000	5,371,650
USG Real Estate Foundation II LLC Project, Series A, 5.50%, 6/15/34	10,000,000	10,787,400
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	5,000,000	5,177,950
Houston County Hospital Authority Revenue, Anticipation Certificates, Houston Healthcare
Project, 5.25%, 10/01/35	10,485,000	10,810,350
Jefferson PBA Revenue, Jackson County Facilities, Series A, XLCA Insured,
5.00%, 3/01/32	1,805,000	1,952,829
Pre-Refunded, 5.00%, 3/01/32	4,270,000	4,796,235
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	5,819,050
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional
Healthcare System Inc. Project, Refunding, Assured Guaranty, 6.50%, 8/01/38	10,000,000	10,920,300
Private Colleges and Universities Authority Revenue, Emory University, Refunding,
Series A, 5.00%, 9/01/41	10,000,000	10,947,500
Series A, 5.00%, 10/01/43	10,000,000	11,016,000
Series C, 5.25%, 9/01/39	21,000,000	23,220,330
Richmond County Development Authority Educational Facilities Revenue, MCG-PPG Cancer
Research Center LLC Project, Series A, AMBAC Insured, 5.00%, 12/15/29	5,000,000	5,052,950
		384,667,443
Hawaii 0.5%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian
Electric Co. and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	8,335,725
Hawaii State GO, Series EE, 4.00%, 11/01/32	7,000,000	7,239,470
Honolulu City and County Board of Water Supply Water System Revenue, Refunding,
Series A, NATL Insured, 5.00%, 7/01/36	20,000,000	20,879,200
Honolulu City and County GO, ETM, 6.00%, 12/01/14	150,000	154,999
Honolulu City and County MFHR, Waipahu Towers Project, Series A, GNMA Secured, 6.90%,
6/20/35	1,090,000	1,091,548
Honolulu City and County Wastewater System Revenue, First Bond Resolution, Senior
Series A, 5.00%, 7/01/38	10,000,000	10,777,700
		48,478,642
Idaho 0.1%
Idaho Health Facilities Authority Revenue, St. Luke’s Health System Project, Series A,
6.75%, 11/01/37	12,500,000	13,986,750

Annual Report | 25

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois 6.0%
Aurora Waterworks and Sewerage Revenue, XLCA Insured, 4.75%, 12/01/36	$7,765,000	$7,800,486
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A,
zero cpn., 1/01/36	19,000,000	6,107,550
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project,
5.00%, 11/01/44	2,000,000	1,966,180
Radian Insured, 5.125%, 11/01/37	5,000,000	5,018,150
Chicago Board of Education GO,
Refunding, Series C, AGMC Insured, 5.25%, 12/01/23	15,860,000	17,366,541
Series A, 5.50%, 12/01/39	6,500,000	6,731,530
Series A, 5.00%, 12/01/42	5,500,000	5,417,500
Chicago GO,
Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	11,194,825
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	13,445,000	14,028,916
Refunding, Series A, AGMC Insured, 5.00%, 1/01/29	26,000,000	26,969,800
Chicago Midway Airport Revenue, Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	18,460,000	21,962,047
Chicago O’Hare International Airport Revenue, General, third lien,
Series A, 5.75%, 1/01/39	5,000,000	5,479,050
Series C, AGMC Insured, 5.25%, 1/01/35	12,850,000	13,715,447
Chicago Park District GO, Series A, 5.00%, 1/01/33	4,500,000	4,693,230
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	10,681,400
Chicago Wastewater Transmission Revenue, second lien, Series A, BHAC Insured, 5.50%,
1/01/38	18,000,000	19,002,780
Chicago Waterworks Revenue, second lien, Refunding, 5.00%, 11/01/42	10,000,000	10,264,300
Cook County GO, Refunding, Series A, 5.25%, 11/15/33	8,720,000	9,258,373
Illinois Health Facilities Authority Revenue,
Loyola University Health System, Series A, NATL Insured, ETM, 5.625%, 7/01/18	2,105,000	2,492,720
South Suburban Hospital, ETM, 7.00%, 2/15/18	2,160,000	2,401,639
Illinois State Finance Authority Revenue,
Alexian Brothers Health System, Refunding, Series A, AGMC Insured, 5.50%, 1/01/28	45,000,000	47,825,550
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,000,000	17,062,880
Columbia College, NATL Insured, 5.00%, 12/01/32	15,440,000	15,671,291
Resurrection Health Care, Series B, AGMC Insured, 5.25%, 5/15/29	28,650,000	30,242,367
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,490,550
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	15,557,550
Rush University Medical Center Obligated Group, Refunding, Series B, NATL Insured,
5.75%, 11/01/28	2,500,000	2,720,950
Rush University Medical Center Obligated Group, Refunding, Series B, NATL Insured,
5.25%, 11/01/35	3,000,000	3,127,650
Rush University Medical Center Obligated Group, Series B, 7.25%, 11/01/38	10,000,000	11,744,900
Sherman Health Systems, Series A, 5.50%, 8/01/37	5,000,000	5,455,000
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	16,860,150
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,292,675
Illinois State GO,
5.25%, 7/01/30	16,915,000	18,494,523
5.50%, 7/01/33	5,000,000	5,493,550
5.50%, 7/01/38	20,000,000	21,579,400

26 | Annual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Illinois State GO, (continued)
AGMC Insured, 5.00%, 9/01/29	$12,000,000	$12,280,080
Assured Guaranty, 5.25%, 4/01/34	10,000,000	10,356,000
Refunding, 5.00%, 1/01/24	12,820,000	13,907,905
Illinois State Municipal Electric Agency Power Supply System Revenue, Series A, NATL RE,
FGIC Insured, 5.00%, 2/01/35	20,000,000	20,813,200
Illinois State Revenue, Build Illinois, Sales Tax Bonds, Series B, 5.25%, 6/15/34	15,000,000	16,131,000
Illinois State Toll Highway Authority Toll Highway Revenue, Senior, Refunding, Series A-1,
5.00%, 1/01/31	10,245,000	11,015,936
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL
Insured, 5.50%, 6/15/20	8,240,000	9,172,356
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL
Insured, 5.55%, 6/15/21	6,000,000	6,666,720
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL
Insured, zero cpn. to 6/14/17, 5.65% thereafter, 6/15/22	30,000,000	29,172,000
McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	15,000,000	15,743,850
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
Convention Center, ETM, 7.00%, 7/01/26	12,000,000	16,112,160
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project,
Series A, 5.00%, 6/15/42	5,000,000	5,195,650
Railsplitter Tobacco Settlement Authority Revenue, Refunding, 6.00%, 6/01/28	14,530,000	16,866,860
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	720,000	855,547
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local
Government Program, AGMC Insured, zero cpn.,
12/01/24	3,850,000	2,468,120
12/01/26	7,700,000	4,438,665
University of Illinois University Revenue, Auxiliary Facilities System,
Refunding, Series A, 5.125%, 4/01/36	2,950,000	3,192,815
Refunding, Series A, 5.25%, 4/01/41	5,000,000	5,389,300
Series A, 5.75%, 4/01/38	7,000,000	7,936,740
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric
Co. Project, 5.45%, 2/01/23	3,600,000	3,612,456
		639,498,810
Indiana 1.1%
Carmel RDA Lease Rental Revenue, Multipurpose, Series A, 4.00%, 2/01/38	5,220,000	5,241,611
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health Project, Series A,
5.50%, 2/01/29	9,000,000	10,122,030
Indiana Finance Authority Hospital Revenue, Deaconess Hospital Obligated Group, Series A,
6.75%, 3/01/39	9,750,000	10,896,503
Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%,
3/01/27	6,500,000	7,057,570
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc. Project,
Refunding, Series B, 6.00%, 8/01/39	10,000,000	10,946,000
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project,
6.375%, 9/15/41	12,500,000	12,909,500

Annual Report | 27

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, first lien,
Series A,
5.00%, 10/01/37	$5,000,000	$5,443,100
5.25%, 10/01/38	12,000,000	13,186,680
4.00%, 10/01/42	22,615,000	21,722,838
Indiana State Municipal Power Agency Power Supply System Revenue, Series B, 6.00%,
1/01/39	4,000,000	4,495,400
Indianapolis Local Public Improvement Bond Bank Revenue, Pilot Infrastructure Project,
Series F, Assured Guaranty, 5.00%, 1/01/35	10,000,000	10,907,800
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C, NATL
Insured, 5.60%, 11/01/16	5,000,000	5,445,100
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, 5.75%,
10/01/28	2,000,000	2,316,840
		120,690,972
Kansas 0.3%
Burlington PCR, Kansas Gas and Electric Co. Project, Refunding, Series A, NATL Insured,
5.30%, 6/01/31	18,000,000	18,024,120
Kansas State Development Finance Authority Hospital Revenue, Adventist Health
System/Sunbelt Obligated Group, Refunding, Series C, 5.75%, 11/15/38	6,250,000	6,901,562
Wyandotte County Kansas City Unified Government Utility System Revenue, Series A, BHAC
Insured, 5.25%, 9/01/34	5,000,000	5,405,650
		30,331,332
Kentucky 0.9%
Carroll County Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A,
AMBAC Insured, 5.75%, 2/01/26	12,500,000	13,285,125
Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn.,
8/15/14	6,860,000	6,830,776
8/15/16	7,005,000	6,720,317
8/15/17	7,115,000	6,635,520
Kentucky Economic Development Finance Authority Health System Revenue, Norton
Healthcare Inc., Refunding, Series B, NATL Insured, zero cpn., 10/01/18	8,585,000	7,611,719
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue,
Louisville Arena Authority Inc., Series A, Sub Series A-1, Assured Guaranty, 6.00%,
12/01/38	4,000,000	4,175,480
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project,
Series A, NATL Insured, 5.00%, 9/01/32	10,000,000	10,562,600
Kentucky State Property and Buildings Commission Revenues, Project No. 90, Refunding,
5.50%, 11/01/28	15,000,000	17,411,100
Louisville/Jefferson County Metro Government College Revenue, Bellarmine University
Project, Refunding and Improvement, Series A, 6.00%, 5/01/33	3,000,000	3,135,900
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and
St. Mary’s HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	13,694,775
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	7,000,000	7,485,660
		97,548,972

28 | Annual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Louisiana 2.0%
East Baton Rouge Sewerage Commission Revenue, Refunding, Series A, 5.25%, 2/01/39	$6,000,000	$6,459,960
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27	12,485,000	13,464,823
Lafayette Public Improvement Sales Tax GO, Series B, NATL Insured, 4.75%, 3/01/30	5,055,000	5,230,105
Lafayette Public Trust Financing Authority Revenue, Ragin’ Cajun Facilities, Housing and
Package Project, Assured Guaranty, 5.50%, 10/01/35	6,000,000	6,592,740
Louisiana Local Government Environmental Facilities and CDA Revenue, Bossier City Public
Improvement Projects, AMBAC Insured, 5.00%, 11/01/32	6,730,000	7,270,082
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady
Health System Project, Series A, 6.75%, 7/01/39	10,000,000	11,214,600
Louisiana Public Facilities Authority Revenue,
Millennium Housing LLC Student Housing, Student Housing and Auxiliary Facilities
Project, Assured Guaranty, 5.00%, 11/01/30	10,000,000	10,270,100
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	17,601,025
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,260,000	10,580,830
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	10,348,600
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	12,816,700
Louisiana State Gasoline and Fuels Tax Revenue,
second lien, Series B, 5.00%, 5/01/45	13,690,000	14,502,365
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/35	31,040,000	32,517,504
St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue, Series A,
AMBAC Insured, 5.00%, 7/01/36	6,230,000	6,373,664
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%,
6/01/37	40,500,000	42,513,660
		207,756,758
Maine 0.3%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education
Loan Program, Series A-3, Assured Guaranty, 5.875%, 12/01/39	13,075,000	14,107,794
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,602,113
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	10,913,500
Series A, NATL Insured, 5.00%, 7/01/32	540,000	540,907
		30,164,314
Maryland 0.7%
Baltimore Project Revenue,
Wastewater Projects, Series C, 5.00%, 7/01/38	5,000,000	5,519,200
Wastewater Projects, Series C, 5.00%, 7/01/43	10,000,000	10,953,400
Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/37	8,130,000	8,704,466
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects,
Refunding, Assured Guaranty, 5.00%, 6/01/33	15,000,000	15,783,600
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000	5,872,550
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, 6.75%, 7/01/39	3,000,000	3,522,570
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/28	3,000,000	3,168,120
Upper Chesapeake Hospitals Issue, Series C, 6.00%, 1/01/38	5,000,000	5,421,600
Western Maryland Health System Issue, Series A, NATL Insured, 5.00%, 7/01/34	19,345,000	19,564,179
		78,509,685

Annual Report | 29

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts 2.9%
Massachusetts Bay Transportation Authority Revenue, Assessment, Refunding, Series A,
5.25%, 7/01/34	$27,630,000	$31,005,005
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A,
5.00%, 7/01/28	10,000,000	12,214,800
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Senior, Refunding, Series B, 5.00%, 1/01/37	31,000,000	32,585,650
Massachusetts State Development Finance Agency Revenue,
Brandeis University Issue, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000	21,179,269
Massachusetts/Saltonstall Redevelopment Building Corp. Project, 100 Cambridge Street
Redevelopment, Series A, NATL Insured, 5.125%, 8/01/28	6,735,000	6,738,031
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000	11,040,900
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	10,000,000	10,450,100
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	13,680,000	14,900,119
Refunding, Series K, 5.25%, 7/01/29	10,000,000	10,534,600
Series H, Assured Guaranty, 6.35%, 1/01/30	5,045,000	5,359,505
Massachusetts State GO, Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37	10,000,000	10,802,000
Massachusetts State Health and Educational Facilities Authority Revenue,
Berklee College of Music Issue, Refunding, Series A, 5.00%, 10/01/37	10,000,000	10,676,100
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	10,000,000	10,139,100
Northeastern University Issue, Series A, 5.00%, 10/01/35	20,000,000	21,108,000
Northeastern University Issue, Series R, 5.00%, 10/01/33	6,830,000	7,259,061
Springfield College Issue, 5.50%, 10/15/31	1,710,000	1,796,765
Springfield College Issue, 5.625%, 10/15/40	7,000,000	7,352,170
Massachusetts State HFA Housing Revenue, Series B, 7.00%, 12/01/38	9,140,000	9,847,527
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
AGMC Insured, Pre-Refunded, 5.00%, 8/15/30	2,005,000	2,127,746
AMBAC Insured, 4.50%, 8/15/35	30,000,000	30,732,900
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A,
4.00%,
6/01/35	12,795,000	13,039,640
6/01/36	10,000,000	10,147,600
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Series A,
5.00%, 8/01/32	225,000	225,637
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue,
MWRA Program, Refunding, Sub Series A, 5.75%, 8/01/29	450,000	451,584
University of Massachusetts Building Authority Project Revenue, Senior Series 1, 5.00%,
11/01/39	20,000,000	22,372,400
		314,086,209
Michigan 3.4%
Detroit City School District GO, School Building and Site Improvement, Refunding, Series A,
5.00%,
5/01/30	1,245,000	1,305,109
5/01/33	1,500,000	1,559,040
Detroit GO, Distribution State Aid, 5.00%, 11/01/30	22,500,000	23,177,925
Detroit Sewage Disposal System Revenue, second lien, Series A, NATL Insured, 5.00%,
7/01/30	5,470,000	5,368,586

30 | Annual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien,
Refunding, Series A, 5.25%, 7/01/39	$12,000,000	$11,688,600
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	5,409,000
senior lien, Refunding, Series B, Assured Guaranty, 5.00%, 7/01/21	10,000,000	10,109,200
senior lien, Refunding, Series D, AGMC Insured, 5.00%, 7/01/32	32,650,000	31,886,316
senior lien, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/30	17,575,000	17,286,946
Grand Rapids Public Schools GO, School Building and Site, AGMC Insured, 4.50%,
5/01/31	21,800,000	22,639,518
Michigan State Building Authority Revenue, Facilities Program,
Refunding, Series I, 6.25%, 10/15/38	15,000,000	17,324,700
Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	7,597,564
Refunding, Series I-A, 5.25%, 10/15/44	20,655,000	22,549,890
Refunding, Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/31	9,475,000	10,142,703
Series H, 5.125%, 10/15/33	12,500,000	13,550,250
Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,670,650
Michigan State Finance Authority Revenue,
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	29,750,000	31,141,705
School District of the City of Detroit, Refunding, 5.00%, 6/01/18	2,400,000	2,625,048
School District of the City of Detroit, Refunding, 5.00%, 6/01/19	1,900,000	2,090,665
School District of the City of Detroit, Refunding, 5.00%, 6/01/20	1,500,000	1,663,620
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	10,000,000	11,209,700
Michigan State GO, Environmental Program, Refunding, Series A,
6.00%, 11/01/24	1,000,000	1,181,210
5.50%, 11/01/25	1,000,000	1,143,420
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	405,000	423,606
Michigan State Hospital Finance Authority Revenue,
MidMichigan Obligated Group, Series A, 6.00%, 6/01/29	4,000,000	4,540,480
MidMichigan Obligated Group, Series A, 6.125%, 6/01/39	5,000,000	5,459,250
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	10,000,000	10,676,700
Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Exempt
Facilities Project, Refunding, Series KT, 5.625%, 7/01/20	7,000,000	8,346,310
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed,
Senior Series A, 6.00%, 6/01/34	42,680,000	35,435,497
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital
Obligated Group, Refunding,
Series V, 8.25%, 9/01/39	20,000,000	24,379,600
Series W, 6.375%, 8/01/29	10,000,000	11,629,600
Wayne State University Revenue, General, AMBAC Insured, 5.00%, 11/15/36	5,000,000	5,356,400
		364,568,808
Minnesota 0.2%
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,
6.625%, 11/15/28	11,000,000	12,864,170
6.75%, 11/15/32	6,250,000	7,255,438
		20,119,608

Annual Report | 31

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Mississippi 0.6%
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding,
5.875%, 4/01/22	$45,000,000	$45,025,650
Mississippi Development Bank Special Obligation Revenue,
City of Jackson GO Capital City Convention Center Project, Refunding, Series A, 5.00%,
3/01/36	10,000,000	11,719,400
City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000	4,313,716
		61,058,766
Missouri 0.4%
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Series A, AMBAC Insured, 5.00%, 1/01/34	14,000,000	14,266,420
Plum Point Project, NATL Insured, 5.00%, 1/01/34	13,000,000	13,471,900
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St.
Luke’s Health System, Series B, AGMC Insured, 5.50%, 11/15/35	15,000,000	16,064,250
		43,802,570
Nebraska 1.7%
Adams County School District No. 018 GO, Hastings Public Schools, AGMC Insured,
Pre-Refunded, 5.00%, 12/15/31	5,795,000	6,469,016
Lancaster County Correctional Facility Joint Public Agency GO, Building, 5.00%, 12/01/28	5,000,000	5,626,600
Lancaster County School District No. 001 GO, Lincoln Public Schools, 5.00%, 1/15/36	24,725,000	26,519,046
Lincoln Electric System Revenue, Pre-Refunded, 5.00%, 9/01/31	8,645,000	9,192,661
Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health
Services Project, Series A-1, 6.00%, 7/01/33	12,000,000	12,817,320
Municipal Energy Agency of Nebraska Power Supply System Revenue, Refunding, Series A,
BHAC Insured, 5.375%, 4/01/39	5,000,000	5,482,800
Omaha Convention Hotel Corp. Revenue, Convention Center, first tier, Refunding, AMBAC
Insured, 5.00%, 2/01/35	30,000,000	30,926,400
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, 5.00%, 6/01/36	9,000,000	9,596,340
Omaha Public Power District Revenue, Electric System, Series C, 5.00%, 2/01/39	23,305,000	25,009,994
Omaha Public Power District Separate Electric System Revenue, Nebraska City 2, Series A,
AMBAC Insured, 5.00%, 2/01/30	12,165,000	12,804,514
University of Nebraska Revenue,
Kearney Student Fees and Facilities, 5.00%, 7/01/30	5,000,000	5,289,250
Lincoln Student Fees and Facilities, 5.00%, 7/01/37	5,000,000	5,485,550
Lincoln Student Fees and Facilities, 5.00%, 7/01/42	7,500,000	8,154,900
Lincoln Student Fees and Facilities, Series A, 5.25%, 7/01/34	5,000,000	5,533,350
Omaha Student Facilities Project, 5.00%, 5/15/32	5,000,000	5,374,400
University of Nebraska Omaha Health and Recreation Project, 5.00%, 5/15/38	5,000,000	5,279,450
		179,561,591
Nevada 0.4%
Clark County Airport Revenue, sub. lien, Series A-2, NATL RE, FGIC Insured, Pre-Refunded,
5.125%, 7/01/27	10,000,000	10,077,300
Clark County School District GO,
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/24	15,000,000	16,846,800
Series C, AGMC Insured, Pre-Refunded, 5.00%, 6/15/21	10,000,000	10,758,200

32 | Annual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Nevada (continued)
Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%,
12/01/17	$6,015,000	$6,039,361
		43,721,661
New Hampshire 0.2%
Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%,
6/20/33	4,881,000	4,885,588
New Hampshire Health and Education Facilities Authority Revenue, The Memorial Hospital
Issue, Refunding, 5.25%,
6/01/26	1,000,000	1,015,240
6/01/36	1,100,000	1,099,956
New Hampshire Higher Educational and Health Facilities Authority Revenue, New Hampshire
Catholic Charities Issue, 5.80%, 8/01/22	970,000	970,611
New Hampshire Municipal Bond Bank Revenue, Series B, 5.00%, 8/15/39	11,250,000	12,372,750
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group,
Series A, 6.125%, 10/01/39	5,000,000	5,277,800
		25,621,945
New Jersey 3.4%
Bayonne GO, General Improvement, Refunding, 5.75%, 7/01/35	9,000,000	9,735,390
New Jersey EDA Revenue,
Cigarette Tax, Pre-Refunded, 5.75%, 6/15/29	20,000,000	20,125,400
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	10,000,000	10,085,300
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	5,000,000	5,033,000
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/30	15,000,000	16,420,200
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/31	14,775,000	16,104,307
School Facilities Construction, Series NN, 5.00%, 3/01/28	22,000,000	24,414,720
School Facilities Construction, Series O, Pre-Refunded, 5.125%, 3/01/28	20,000,000	20,812,200
School Facilities Construction, Series U, 5.00%, 9/01/37	22,000,000	22,766,920
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital
Asset Transformation Program, Series A, 5.25%, 10/01/38	10,000,000	10,637,000
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%,
6/15/25	20,305,000	22,853,887
6/15/26	8,000,000	8,959,520
6/15/27	4,000,000	4,459,520
6/15/28	2,000,000	2,211,700
New Jersey State Housing and Mortgage Finance Agency Revenue, Series AA, 6.375%,
10/01/28	3,300,000	3,349,434
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
Series A, 6.00%, 12/15/38	39,505,000	45,676,866
Series A, Pre-Refunded, 6.00%, 12/15/38	20,495,000	24,997,956
Series B, 5.25%, 6/15/36	10,000,000	10,792,300
Series D, 5.25%, 12/15/23	50,000,000	59,654,000
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15, 5.15%
thereafter, 1/01/35	10,000,000	9,896,800
Series E, 5.25%, 1/01/40	13,925,000	14,993,883
		363,980,303

Annual Report | 33

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York 7.7%
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%,
5/01/33	$12,500,000	$14,188,375
MTA Dedicated Tax Fund Revenue, Series B,
5.25%, 11/15/28	6,000,000	6,897,000
5.25%, 11/15/29	4,000,000	4,566,800
5.25%, 11/15/30	3,000,000	3,411,810
5.00%, 11/15/34	15,000,000	16,184,400
MTA Revenue, Transportation,
Refunding, Series D, 5.25%, 11/15/40	15,000,000	15,979,050
Series A, 5.00%, 11/15/37	25,000,000	26,302,000
Series A, 5.00%, 11/15/38	11,800,000	12,594,494
Series C, 6.50%, 11/15/28	15,000,000	17,800,650
Series D, 5.00%, 11/15/34	10,000,000	10,705,800
Series D, 5.00%, 11/15/36	9,500,000	10,093,085
Sub Series A-1, 5.00%, 11/15/40	30,000,000	31,903,500
New York City GO,
Fiscal 2002, Series D, 5.50%, 6/01/24	185,000	185,673
Fiscal 2009, Series E, Sub Series E-1, 6.25%, 10/15/28	10,000,000	11,845,400
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/23	24,620,000	28,447,918
Fiscal 2013, Series F, Sub Series F-1, 5.00%, 3/01/30	20,000,000	22,388,200
Series F, 5.25%, 1/15/23	5,000	5,017
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2009, Series A, 5.75%, 6/15/40	6,000,000	6,782,220
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	10,000,000	10,718,700
Second General Resolution, Fiscal 2009, Refunding, Series EE, 5.25%, 6/15/40	64,970,000	71,201,922
Second General Resolution, Fiscal 2009, Refunding, Series FF-2, 5.50%, 6/15/40	15,000,000	16,689,000
Second General Resolution, Fiscal 2012, Refunding, Series AA, 5.00%, 6/15/34	10,000,000	10,989,500
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	33,817,259
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	15,000,000	16,123,500
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-2, 6.00%, 7/15/38	20,000,000	22,770,200
Fiscal 2009, Series S-3, 5.25%, 1/15/34	10,170,000	11,296,328
Fiscal 2009, Series S-4, 5.50%, 1/15/34	12,890,000	14,580,137
Fiscal 2011, Series S-2, Sub Series S-2A, 5.00%, 7/15/40	35,000,000	37,734,550
Fiscal 2012, Series S-1, Sub Series S-1A, 5.25%, 7/15/37	5,300,000	5,842,614
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/39	15,000,000	16,359,600
Fiscal 2014, sub. bond, Series A, Sub Series A-1, 5.00%, 11/01/34	15,000,000	16,649,850
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC
Insured, 5.00%, 11/15/30	10,000,000	10,508,000
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	25,000,000	27,066,250
Second Priority, Bank of America Tower at One Bryant Park Project, Class 1, Refunding,
5.625%, 1/15/46	25,000,000	27,368,500
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	6,500,000	6,809,270
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue,
5.25%, 10/01/35	40,000,000	45,706,400
5.50%, 10/01/37	24,995,000	29,269,645

34 | Annual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Lease Revenues, State University Dormitory Facilities,
Series A, 5.00%, 7/01/41	$10,000,000	$10,862,600
New York State Dormitory Authority Revenues, State Supported Debt, Upstate Community
Colleges, Series C, 6.00%, 7/01/31	23,215,000	26,930,329
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose,
Series A, 5.00%, 2/15/36	15,000,000	16,414,050
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured,
6.10%, 11/01/15	120,000	120,317
6.125%, 11/01/20	240,000	240,458
New York State Urban Development Corp. Revenue, State Personal Income Tax,
General Purpose, Series A, 5.00%, 3/15/31	10,000,000	11,165,800
State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	5,000,000	5,418,400
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred
Seventy-Ninth Series, 5.00%, 12/01/38	20,000,000	22,130,200
Triborough Bridge and Tunnel Authority Revenue, General Purpose, Series B, Pre-Refunded,
5.50%, 1/01/30	15,000,000	18,696,300
Triborough Bridge and Tunnel Authority Revenues, General, MTA Bridges and Tunnels,
Series A, 5.25%, 11/15/38	25,000,000	27,317,500
Series A-2, 5.25%, 11/15/34	7,500,000	8,353,875
		819,432,446
North Carolina 2.4%
Charlotte Airport Revenue, Series A, NATL Insured, 5.00%, 7/01/34	6,000,000	6,016,320
Charlotte COP,
Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/34	13,000,000	13,762,320
Transit Projects, Phase II, Series E, 5.00%, 6/01/30	15,940,000	16,553,690
North Carolina Eastern Municipal Power Agency Power System Revenue,
Refunding, Series B, 6.00%, 1/01/22	1,250,000	1,535,463
Refunding, Series B, 6.25%, 1/01/23	39,030,000	49,041,585
Series A, 5.50%, 1/01/26	4,500,000	4,989,375
North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center Project,
FHA Insured, Pre-Refunded, 4.75%, 9/01/24	6,970,000	7,073,226
North Carolina State Capital Improvement Limited Obligation Revenue, Series A, 5.00%,
5/01/23	20,000,000	23,444,600
5/01/24	5,500,000	6,313,505
5/01/25	5,750,000	6,576,907
5/01/26	20,000,000	23,126,200
5/01/27	4,500,000	5,128,785
5/01/28	4,250,000	4,824,388
North Carolina Turnpike Authority Triangle Expressway System Revenue,
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33	25,000,000	11,019,000
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34	15,000,000	6,254,850
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35	15,215,000	5,995,166
Series A, Assured Guaranty, 5.50%, 1/01/29	6,750,000	7,465,500
Series A, Assured Guaranty, 5.75%, 1/01/39	10,380,000	11,328,213
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	13,115,000	14,241,054
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000	27,077,767
		251,767,914

Annual Report | 35

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
North Dakota 0.3%
Grand Forks Health Care System Revenue, Altru Health System Obligated Group,
Assured Guaranty, 5.00%, 12/01/26	$8,385,000	$8,701,869
Refunding, 5.50%, 12/01/20	8,870,000	9,710,166
Refunding, 5.50%, 12/01/24	13,945,000	14,844,592
		33,256,627
Ohio 2.9%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%,
12/01/29	10,000,000	11,226,000
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project,
Refunding, Series A, 5.00%, 2/15/38	22,500,000	23,773,275
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%,
6/01/45	6,750,000	6,935,895
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,
Senior Capital Appreciation Turbo Term Bond, Series A-3, 6.25%, 6/01/37	15,000,000	12,868,800
Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34	11,250,000	9,253,238
Cleveland State University General Receipt Revenue, NATL RE, FGIC Insured, Pre-Refunded,
5.00%, 6/01/29	5,000,000	5,017,500
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative
Headquarters Project, 5.00%, 7/01/37	6,000,000	6,763,440
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater
Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/38	12,000,000	13,176,480
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%,
1/01/38	21,060,000	22,523,249
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	11,130,840
Little Miami Local School District GO, School Improvement, AGMC Insured, Pre-Refunded,
5.00%, 12/01/34	4,000,000	4,458,360
Maple Heights City School District GO, School Facilities Improvement,
5.00%, 1/15/37	23,890,000	25,154,975
Pre-Refunded, 5.00%, 1/15/37	5,480,000	6,117,214
Marysville Wastewater Treatment System Revenue, Refunding, XLCA Insured, 5.00%,
12/01/31	8,000,000	8,395,120
12/01/36	13,725,000	14,285,255
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	16,187,700
Pollution Control, FirstEnergy Generation Corp. Project, Refunding, Series C, 5.625%,
6/01/18	8,500,000	9,335,465
Ohio State GO, Infrastructure Improvement, Series A, 5.375%, 9/01/28	10,000,000	11,223,900
Ohio State Turnpike Commission Revenue, junior lien, Series A-3, zero cpn. to 2/14/23,
5.75% thereafter, 2/15/35	35,000,000	24,266,900
Ohio State University Revenue, Special Purpose General Receipts, Series A, 5.00%,
6/01/38	10,000,000	10,977,700
Ohio State Water Development Authority PCR, FirstEnergy Nuclear Generation Corp. Project,
Mandatory Put 6/01/16, Refunding, Series A, 5.875%, 6/01/33	13,000,000	14,033,890
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Refunding, 5.75%,
2/15/38	17,000,000	17,989,570
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	20,000,000	21,835,400
		306,930,166

36 | Annual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Oregon 0.9%
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	$5,000,000	$5,576,150
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A,
4.50%, 11/15/32	30,000,000	31,536,600
Oregon State GO, State Board of Higher Education, Series A, Pre-Refunded, 5.00%,
8/01/26	6,630,000	7,021,419
8/01/27	6,955,000	7,365,606
Port of Portland International Airport Revenue, Series Nineteen, 5.50%, 7/01/38	25,000,000	27,229,750
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	12,686,383
		91,415,908
Pennsylvania 2.6%
Centennial School District Bucks County GO, Series B, AGMC Insured, 5.25%, 12/15/37	13,655,000	15,223,823
Coatesville Area School District GO, AGMC Insured, 5.00%, 8/01/24	6,420,000	6,829,532
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/42	5,400,000	5,685,444
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC
Insured, 5.60%, 7/01/17	5,000,000	5,596,550
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project,
Series A, 5.375%, 8/15/28	5,000,000	5,207,650
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue,
Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	20,000,000	21,157,200
Pennsylvania State Economic Development Financing Authority Water Facility Revenue,
Pennsylvania-American Water Co. Project, 6.20%, 4/01/39	12,500,000	13,754,250
Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University,
Refunding, NATL Insured, 5.00%, 4/01/33	13,225,000	13,901,988
Pennsylvania State Turnpike Commission Turnpike Revenue,
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter,
6/01/33	5,000,000	5,453,350
Motor License Fund-Enhanced, Subordinate, Series A, 5.00%, 12/01/37	3,000,000	3,202,320
Motor License Fund-Enhanced, Subordinate, Series A, Sub Series A-1, 5.00%,
12/01/38	20,000,000	21,050,800
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/28	5,000,000	5,677,600
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	15,000,000	16,739,400
sub. bond, Series B, 5.75%, 6/01/39	20,000,000	21,957,200
Philadelphia Gas Works Revenue, Fifth Series A-1, AGMC Insured, 5.00%, 9/01/29	5,000,000	5,024,700
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	11,000,000	12,103,520
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Mortgage,
North Philadelphia Health Systems, Refunding, Series A, FHA Insured,
5.30%, 1/01/18	965,000	968,078
5.35%, 1/01/23	5,690,000	5,707,753
5.375%, 1/01/28	3,700,000	3,705,217
Philadelphia Municipal Authority Lease Revenue, 6.375%, 4/01/29	4,500,000	5,046,255
Philadelphia RDAR, Neighborhood Transformation Initiative, Series C, NATL RE, FGIC
Insured, 5.00%,
4/15/29	10,965,000	11,128,488
4/15/30	12,000,000	12,168,840
Philadelphia School District GO, Series E, 6.00%, 9/01/38	25,000,000	27,130,250

Annual Report | 37

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Water and Wastewater Revenue, Series A,
5.25%, 1/01/25	$1,000,000	$1,106,670
5.00%, 1/01/26	5,000,000	5,429,050
5.00%, 1/01/27	1,750,000	1,891,470
5.25%, 1/01/32	5,000,000	5,390,500
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional
Enterprise Tower Revenue, Refunding, Assured Guaranty, 5.00%, 2/01/35	18,000,000	18,761,940
		276,999,838
Rhode Island 1.2%
Narragansett Bay Commission Wastewater System Revenue, Series A, NATL Insured, 5.00%,
8/01/30	7,990,000	8,269,650
Rhode Island Convention Center Authority Revenue, Refunding, Series A, Assured Guaranty,
5.50%, 5/15/27	17,300,000	19,125,842
Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
Refunding, Series 15-A, 6.85%, 10/01/24	155,000	155,251
Series 10-A, 6.50%, 10/01/22	220,000	220,233
Series 10-A, 6.50%, 4/01/27	130,000	130,145
Rhode Island State EDC Airport Revenue, Series B, NATL Insured, 5.00%,
7/01/27	12,280,000	12,763,095
7/01/30	14,965,000	15,142,934
Rhode Island State Health and Educational Building Corp. Higher Education Facilities
Revenue, Brown University Issue, Refunding, Series A, 5.00%, 9/01/39	9,000,000	9,795,780
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue,
New England Institute of Technology Issue, Series A, 5.125%, 3/01/40	16,435,000	17,125,763
Rhode Island State Health and Educational Building Corp. Revenue,
Higher Education Facility, Board of Governors for Higher Education, University of Rhode
Island, Educational and General Issue, Refunding, Series G, AMBAC, 5.00%,
9/15/30	10,000,000	10,295,500
Hospital Financing, Lifespan Obligated Group Issue, Refunding, Series A, AGMC Insured,
5.00%, 5/15/26	5,000,000	5,249,650
Hospital Financing, Lifespan Obligated Group Issue, Refunding, Series A, AGMC Insured,
5.00%, 5/15/32	12,440,000	12,928,270
Hospital Financing, Lifespan Obligated Group Issue, Series A, 7.00%, 5/15/39	8,200,000	9,113,152
Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%,
5/15/37	10,585,000	11,517,750
		131,833,015
South Carolina 1.6%
Charleston Educational Excellence Finance Corp. Revenue, Charleston County School
District Project, Pre-Refunded, 5.25%, 12/01/30	8,000,000	8,623,280
Greenville County School District Installment Purchase Revenue, Building Equity Sooner for
Tomorrow, Refunding, 5.00%, 12/01/28	7,500,000	8,082,825
Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School
District No. 50, South Carolina Project, Refunding, Assured Guaranty, 4.50%, 12/01/32	7,030,000	7,304,732
Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County
Project, Pre-Refunded, 5.00%, 12/01/26	12,300,000	12,639,603

38 | Annual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
South Carolina (continued)
Medical University of South Carolina Hospital Authority Hospital Facilities Revenue,
Mortgage, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/15/31	$10,910,000	$11,056,849
Newberry Investing in Children’s Education Installment Revenue, Newberry County School
District Project, 5.00%, 12/01/30	4,000,000	4,154,400
Piedmont Municipal Power Agency Electric Revenue, Series A-2, 5.00%, 1/01/24	10,000,000	10,701,500
SCAGO Educational Facilities Corp. for Beaufort School District Revenue, Installment
Purchase, School District of Beaufort County Project, Refunding, AGMC Insured, 5.00%,
12/01/31	5,340,000	5,629,481
SCAGO Educational Facilities Corp. for Chesterfield School District Revenue, Installment
Purchase, Chesterfield County School District Project, Assured Guaranty, 5.00%,
12/01/29	7,500,000	7,921,875
SCAGO Educational Facilities Corp. for Colleton School District Revenue, Installment
Purchase, School District of Colleton County Project, Assured Guaranty, 5.00%,
12/01/25	3,340,000	3,547,581
12/01/26	4,000,000	4,236,280
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment
Purchase, School District of Pickens County Project, AGMC Insured, 5.00%,
12/01/25	18,900,000	20,089,188
12/01/31	10,000,000	10,365,700
South Carolina Jobs EDA Hospital Revenue,
AnMed Health Project, Refunding and Improvement, Series B, Assured Guaranty, 5.375%,
2/01/29	4,000,000	4,455,840
Palmetto Health, Refunding and Improvement, 5.75%, 8/01/39	3,000,000	3,203,340
Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	20,400,000
South Carolina State Public Service Authority Revenue, Refunding,
Series A, 5.50%, 1/01/38	7,500,000	8,343,225
Series B, 5.25%, 1/01/34	6,000,000	6,436,560
University of South Carolina Higher Education Revenue, Special Moore School Business
Project, 5.00%, 5/01/32	11,490,000	12,783,659
		169,975,918
South Dakota 0.4%
Huron School District No. 2-2 GO, 5.00%, 6/15/39	4,000,000	4,195,880
South Dakota State Health and Educational Facilities Authority Revenue,
Avera Health Issue, Series B, 5.50%, 7/01/35	3,000,000	3,164,670
Avera Health Issue, Series B, 5.25%, 7/01/38	5,000,000	5,215,450
Sanford Health, 5.00%, 11/01/27	2,355,000	2,494,228
Sanford Health, 5.00%, 11/01/40	12,945,000	13,233,026
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46	6,005,000	6,259,792
Vocational Education Program, Series A, 5.125%, 8/01/46	7,000,000	7,386,680
		41,949,726
Tennessee 0.2%
Knox County Health Educational and Housing Facility Board Revenue, University Health
System Inc., Refunding, 5.25%, 4/01/27	17,500,000	18,323,725
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Refunding, 5.00%, 7/01/40	5,000,000	5,480,300
		23,804,025

Annual Report | 39

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Texas 8.8%
Allen ISD, GO, Collin County, School Building Unlimited Tax, Series A, 5.00%, 2/15/39	$11,575,000	$12,782,273
Austin Community College District Public Facility Corp. Revenue,
Educational Facility Project, Round Rock Campus, 5.25%, 8/01/33	8,675,000	9,610,078
Hays New Campus Project, 5.00%, 8/01/36	5,700,000	6,158,679
Austin ISD, GO, Travis County, Refunding, 5.00%, 8/01/33	10,000,000	10,952,800
Austin Water and Wastewater System Revenue, Refunding, Series A, 5.00%, 11/15/38	20,000,000	21,803,400
Bexar County GO, Certificates of Obligation, Combined Flood Control Tax and Revenue,
AGMC Insured, 5.00%, 6/15/37	20,000,000	21,354,000
Bexar County Hospital District GO, Certificates of Obligation, Combination Tax and Revenue,
5.00%, 2/15/38	10,000,000	10,439,500
Central Texas Regional Mobility Authority Revenue, senior lien, Refunding, 6.00%,
1/01/41	14,000,000	15,474,760
Corpus Christi Utility System Revenue,
Improvement, junior lien, 5.00%, 7/15/38	6,000,000	6,343,860
Improvement, junior lien, 5.00%, 7/15/43	7,000,000	7,363,020
junior lien, Refunding, 5.00%, 7/15/37	12,625,000	13,480,849
Crowley ISD, GO, Tarrant and Johnson Counties, Unlimited Tax School Building, PSF
Guarantee, 5.00%, 8/01/36	13,900,000	15,218,554
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%,
8/15/34	18,975,000	20,325,261
Dallas County Utility and Reclamation District GO, Refunding, Series A, AMBAC Insured,
5.375%, 2/15/29	28,325,000	29,542,125
Dallas Waterworks and Sewer System Revenue, Refunding, 5.00%, 10/01/35	10,000,000	11,034,800
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	25,000,000	26,241,500
Joint, Refunding, Series D, 5.25%, 11/01/32	10,000,000	11,333,500
Denton ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/38	15,710,000	16,902,075
Ector County ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/36	10,355,000	11,541,165
Forney ISD, GO, School Building, Series A, PSF Guarantee, 6.00%, 8/15/37	2,000,000	2,311,240
Goose Creek Consolidated ISD, GO, Schoolhouse, PSF Guarantee, 5.00%, 2/15/38	6,045,000	6,783,155
Grand Parkway Transportation Corp. System Toll Revenue, Series B, zero cpn. to 9/30/23,
5.80% thereafter, 10/01/45	10,000,000	6,682,500
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann
Healthcare System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	17,157,555
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured,
5.125%, 2/15/32	10,215,000	10,663,949
Harris County MTA Revenue, Contractual Obligations, Series B, 5.00%, 11/01/33	10,000,000	10,748,300
Hays County GO, Road, 5.00%, 2/15/36	6,960,000	7,445,112
Hidalgo County Regional Mobility Authority Vehicle Registration Revenue, senior lien,
Refunding,
5.25%, 12/01/38	5,000,000	5,513,750
5.00%, 12/01/43	5,000,000	5,292,250
Houston Airport System Revenue, Refunding, second lien, Series A, 5.50%,
7/01/34	5,000,000	5,460,200
7/01/39	30,850,000	33,526,546
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%,
11/15/36	10,000,000	10,867,800
Keller ISD, GO, School Building, 5.50%, 2/15/35	10,000,000	11,701,300

40 | Annual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Laredo Waterworks Sewer System Revenue,
5.25%, 3/01/40	$16,535,000	$18,091,936
AGMC Insured, 5.00%, 3/01/41	2,500,000	2,626,500
Lower Colorado River Authority Revenue, Improvement, Refunding, Series A, NATL Insured,
5.00%, 5/15/26	55,000	55,113
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services
Corp. Project, Refunding,
5.50%, 5/15/36	15,310,000	16,570,932
Series A, 5.00%, 5/15/36	10,000,000	10,775,000
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas,
Refunding and Improvement, 6.25%, 2/15/37	5,000,000	5,398,750
Manor ISD, GO, School Building, PSF Guarantee, 5.00%, 8/01/37	8,175,000	8,688,717
Matagorda County Hospital District Revenue, FHA Insured, 5.00%, 2/15/35	10,000,000	10,286,000
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%,
12/15/34	20,000,000	21,599,000
North Harris County Regional Water Authority Revenue, senior lien,
5.25%, 12/15/33	27,000,000	29,054,430
5.50%, 12/15/38	25,000,000	27,000,500
North Texas Tollway Authority Revenue,
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, zero cpn. to
1/01/15, 6.50% thereafter, 1/01/43	25,000,000	28,646,250
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	2,085,600
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/43	7,500,000	1,304,775
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75%
thereafter, 9/01/45	25,000,000	21,164,750
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	14,055,750
System, first tier, Refunding, Series A, 5.75%, 1/01/40	35,000,000	38,832,500
System, first tier, Refunding, Series K, Sub Series K-2, 6.00%, 1/01/38	15,000,000	16,516,050
System, second tier, Refunding, Series F, 5.75%, 1/01/38	30,000,000	32,650,500
Port of Houston Authority Harris County GO, Refunding, Series A, 5.625%, 10/01/38	14,000,000	15,026,900
Rio Grande City Consolidated ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/37	10,510,000	11,181,694
San Antonio Electric and Gas Systems Revenue, junior lien, 5.00%, 2/01/38	10,000,000	10,846,000
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention
Center Refinancing and Expansion Project, 4.00%,
9/15/34	9,000,000	9,044,190
9/15/42	41,000,000	38,800,760
San Jacinto River Authority Special Project Revenue, Group Project, AGMC Insured, 5.00%,
10/01/32	5,000,000	5,250,650
10/01/37	3,000,000	3,122,220
Southwest Higher Education Authority Revenue, Southern Methodist University Project,
Series A, 5.00%, 10/01/38	24,380,000	26,715,116
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue,
Cook Children’s Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000	10,985,700
Hendrick Medical Center Obligation Group, Refunding, 5.50%, 9/01/43	5,350,000	5,595,672
Tarrant County Health Facilities Development Corp. Health System Revenue, Harris Methodist
Health System, FGIC Insured, ETM, 6.00%, 9/01/24	4,000,000	4,842,320
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%,
3/01/37	10,000,000	10,982,300

Annual Report | 41

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%,
10/01/20	$500,000	$664,355
Texas State GO, Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000	7,824,880
Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%,
9/01/40	15,250,000	16,093,630
Texas State Revenue, Transportation Commission-Mobility Fund, Series A, 5.00%, 4/01/33	10,000,000	10,884,000
Texas State Turnpike Authority Central Turnpike System Revenue, Capital Appreciation,
AMBAC Insured, zero cpn., 8/15/31	43,500,000	15,546,900
Texas State University System Financing Revenue, Refunding, AGMC Insured, 5.00%,
3/15/26	6,425,000	6,866,783
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center,
Regional Healthcare System Project, Refunding and Improvement, Series A, 5.25%,
11/01/32	6,250,000	6,265,750
		933,998,729
Utah 1.4%
Intermountain Power Agency Power Supply Revenue, ETM, 6.15%, 7/01/14	4,305,000	4,337,632
Jordan Valley Water Conservancy District Water Revenue, Series B, 5.00%, 10/01/41	15,000,000	16,159,350
Metropolitan Water District Salt Lake and Sandy Water Revenue, Refunding, Series A, 5.00%,
7/01/37	13,950,000	15,195,456
South Valley Water Reclamation Facility Sewer Revenue, AMBAC Insured, 5.00%,
8/15/30	5,730,000	5,842,652
St. George Electric Revenue, AGMC Insured, 5.00%,
6/01/33	5,000,000	5,212,750
6/01/38	5,000,000	5,167,050
State Board of Regents University of Utah Revenue, General, Refunding, Series A, 5.00%,
8/01/43	21,975,000	24,101,960
Uintah County Municipal Building Authority Lease Revenue, 5.50%, 6/01/37	5,000,000	5,218,000
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Refunding,
5.25%, 12/01/27	9,735,000	10,387,245
Utah State Transit Authority Sales Tax Revenue, Series A,
5.25%, 6/15/38	13,185,000	14,511,543
AGMC Insured, 5.00%, 6/15/36	33,000,000	36,352,470
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	7,808,609
		150,294,717
Vermont 0.6%
University of Vermont and State Agricultural College Revenue, Refunding, NATL Insured,
5.00%, 10/01/30	12,210,000	12,720,134
Vermont Educational and Health Buildings Financing Agency Revenue,
Hospital, Fletcher Allen Health Care Project, Refunding, Series B, AGMC Insured, 5.00%,
12/01/34	5,500,000	5,727,700
Hospital, Fletcher Allen Health Care Project, Series A, 4.75%, 12/01/36	5,000,000	5,015,450
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	10,691,600
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	28,620,334
		62,775,218

42 | Annual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Virginia 0.3%
Fairfax County EDA Facility Revenue, Community Services Facilities Project, Series A,
4.50%, 3/01/37	$11,130,000	$11,546,373
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL Insured,
5.00%, 6/15/30	6,000,000	6,157,860
Norfolk Parking System Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%,
2/01/27	5,000,000	5,177,850
Virginia State Resources Authority Infrastructure Revenue, Virginia Pooled Financing Program,
Series A, 5.00%, 11/01/39	12,355,000	13,440,758
		36,322,841
Washington 2.9%
Bellingham Housing Authority Revenue, Pacific Rim and Cascade Meadows Project,
Refunding, NATL Insured, 5.20%, 11/01/27	200,000	200,330
Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue, Series A,
5.00%, 11/01/34	11,405,000	12,205,973
FYI Properties Lease Revenue, Washington State District Project, 5.50%,
6/01/34	11,935,000	12,965,826
6/01/39	16,250,000	17,489,712
Goat Hill Properties Lease Revenue, Government Office Building Project, NATL Insured,
Pre-Refunded, 5.00%, 12/01/33	18,500,000	19,016,335
King County GO, Sewer Revenues, 5.125%, 1/01/33	10,000,000	11,287,300
King County Public Hospital District No. 1 GO, Series B, 5.25%, 12/01/37	5,000,000	5,303,950
King County Sewer Revenue, Refunding, 5.00%, 1/01/32	7,085,000	7,758,996
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%,
12/01/36	10,000,000	10,717,100
Washington State GO,
Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%, 6/01/33	5,000,000	5,585,600
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/42	14,530,000	14,480,453
Various Purpose, Series A, 5.00%, 7/01/33	44,300,000	48,828,346
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., 6.75%, 7/01/29	5,000,000	5,619,650
Fred Hutchinson Cancer Research Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	8,137,575
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/34	17,550,000	17,873,095
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/41	9,170,000	9,345,972
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	1,500,000	1,635,405
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	10,175,000	10,797,914
Providence Health and Services, Refunding, Series A, NATL RE, FGIC Insured, 5.00%,
10/01/36	9,750,000	9,955,433
Providence Health and Services, Refunding, Series C, AGMC Insured, 5.25%,
10/01/33	10,000,000	10,776,500
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%,
10/01/36	250,000	276,230
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	31,616,400
Virginia Mason Medical Center, Series C, Radian Insured, 5.50%, 8/15/36	16,000,000	16,644,640
Washington State Higher Education Facilities Authority Revenue, Whitworth University
Project, Refunding,
5.375%, 10/01/29	3,000,000	3,244,050
5.875%, 10/01/34	6,000,000	6,618,360

Annual Report | 43

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

			Principal Amount	Value
		Municipal Bonds (continued)
		Washington (continued)
		Washington State Public Power Supply System Revenue, Nuclear Project No. 3, Capital
		Appreciation,
		Refunding, Series B, zero cpn., 7/01/14	$12,450,000	$12,446,887
		Series B, ETM, zero cpn., 7/01/14	2,550,000	2,549,006
				313,377,038
		West Virginia 0.5%
		County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy
		Supply Co. LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	9,000,000	9,137,610
		Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	14,000,000	14,259,700
		West Virginia EDA Lottery Revenue, Series A, 5.00%, 6/15/35	9,415,000	10,414,685
		West Virginia State GO, Series A, NATL RE, FGIC Insured, 5.20%, 11/01/26	10,000,000	11,653,900
		West Virginia University Revenue, Improvement, West Virginia University Projects, Series C,
		NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 10/01/34	10,000,000	10,196,500
				55,662,395
		Wisconsin 0.8%
		Monroe RDAR, 6.00%, 2/15/39	11,790,000	12,614,946
		Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	25,290,000	29,780,998
		Wisconsin State Health and Educational Facilities Authority Revenue,
		Marquette University, Refunding, Series B-1, 5.00%, 10/01/30	6,865,000	7,405,276
		Marquette University, Refunding, Series B-1, 5.00%, 10/01/33	1,500,000	1,599,840
		Marquette University, Refunding, Series B-2, 5.00%, 10/01/30	3,470,000	3,743,089
		Marquette University, Series B-3, 5.00%, 10/01/30	2,150,000	2,319,205
		Marquette University, Series B-3, 5.00%, 10/01/33	1,750,000	1,866,480
		Ministry Health Care Inc., AGMC Insured, 5.00%, 8/01/31	1,500,000	1,585,545
		Ministry Health Care Inc., AGMC Insured, 5.00%, 8/01/34	8,000,000	8,187,600
		Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30	10,000,000	10,216,900
		Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,357,800
				84,677,679
		Wyoming 0.1%
		Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork
		Station Facilities, Series A, 5.75%, 7/15/39	5,500,000	6,060,835
		U.S. Territories 2.9%
		Puerto Rico 2.8%
		Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.375%,
		5/15/33	15,740,000	15,739,213
		Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue,
		Series Y, Pre-Refunded,
		5.00%, 7/01/36	62,000,000	68,227,900
		5.50%, 7/01/36	7,000,000	7,778,260
		Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue,
		Refunding, Series K, 5.00%, 7/01/30	19,190,000	10,011,039
		Puerto Rico Electric Power Authority Power Revenue,
		Refunding, Series A, 5.00%, 7/01/42	18,925,000	11,073,207
		Series XX, 5.25%, 7/01/40	15,000,000	8,812,500
		Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
		Financing Authority Industrial Revenue, Guaynabo Warehouse for Emergencies Project,
		Series A, 5.15%, 7/01/19	595,000	497,521
44	|	Annual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, April 30, 2014 (continued)

	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series D, 5.25%, 7/01/27	$3,265,000	$2,371,696
Series N, 5.00%, 7/01/37	20,000,000	13,499,000
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding,
Series B, 5.50%, 8/01/31	21,000,000	13,001,730
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter,
8/01/32	25,000,000	19,127,750
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter,
8/01/33	36,500,000	20,388,900
first subordinate, Series A, 5.50%, 8/01/42	40,000,000	29,559,200
first subordinate, Series A, 6.00%, 8/01/42	22,500,000	17,902,800
first subordinate, Series C, 5.50%, 8/01/40	50,000,000	37,230,000
Refunding, Senior Series C, 5.00%, 8/01/40	27,825,000	22,216,871
Senior Series C, 5.25%, 8/01/40	7,150,000	5,853,491
		303,291,078
U.S. Virgin Islands 0.1%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien,
Refunding, Series B, 5.25%, 10/01/29	5,750,000	6,016,742
Total U.S. Territories		309,307,820
Total Municipal Bonds (Cost $9,678,932,307) 97.1%		10,366,791,974
Other Assets, less Liabilities 2.9%		311,278,593
Net Assets 100.0%		$10,678,070,567

See Abbreviations on page 57.

Annual Report | The accompanying notes are an integral part of these financial statements. | 45

Franklin Federal Tax-Free Income Fund

Financial Statements

Statement of Assets and Liabilities
April 30, 2014

Assets:
Investments in securities:
Cost	$9,678,932,307
Value	$10,366,791,974
Cash	147,343,633
Receivables:
Investment securities sold	19,594,250
Capital shares sold	15,908,928
Interest	147,585,798
Other assets	6,159
Total assets	10,697,230,742
Liabilities:
Payables:
Capital shares redeemed	12,456,393
Management fees	3,991,995
Distribution fees	1,269,878
Transfer agent fees	1,033,675
Accrued expenses and other liabilities	408,234
Total liabilities	19,160,175
Net assets, at value	$10,678,070,567
Net assets consist of:
Paid-in capital	$10,163,218,544
Undistributed net investment income	8,148,516
Net unrealized appreciation (depreciation)	687,859,667
Accumulated net realized gain (loss)	(181,156,160)
Net assets, at value	$10,678,070,567
Class A:
Net assets, at value	$8,243,366,887
Shares outstanding	674,777,337
Net asset value per share[a]	$12.22
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.76
Class C:
Net assets, at value	$1,120,470,676
Shares outstanding	91,785,965
Net asset value and maximum offering price per share[a]	$12.21
Advisor Class:
Net assets, at value	$1,314,233,004
Shares outstanding	107,499,542
Net asset value and maximum offering price per share	$12.23

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

46 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Federal Tax-Free Income Fund

Financial Statements (continued)

Statement of Operations
for the year ended April 30, 2014

Investment income:
Interest	$523,426,399
Expenses:
Management fees (Note 3a)	49,250,086
Distribution fees: (Note 3c)
Class A	8,301,549
Class C	7,933,645
Transfer agent fees: (Note 3e)
Class A	5,063,493
Class C	743,343
Advisor Class	929,544
Custodian fees	97,467
Reports to shareholders	421,136
Registration and filing fees	509,028
Professional fees	165,205
Trustees’ fees and expenses	124,429
Other	441,160
Total expenses	73,980,085
Net investment income	449,446,314
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(133,548,602)
Net change in unrealized appreciation (depreciation) on investments	(477,200,838)
Net realized and unrealized gain (loss)	(610,749,440)
Net increase (decrease) in net assets resulting from operations	$(161,303,126)

Annual Report | The accompanying notes are an integral part of these financial statements. | 47

Franklin Federal Tax-Free Income Fund

Financial Statements (continued)

Statements of Changes in Net Assets

	Year Ended April 30,
	2014	2013
Increase (decrease) in net assets:
Operations:
Net investment income	$449,446,314	$453,034,131
Net realized gain (loss) from investments	(133,548,602)	(4,415,893)
Net change in unrealized appreciation (depreciation) on investments	(477,200,838)	291,551,990
Net increase (decrease) in net assets resulting from operations	(161,303,126)	740,170,228
Distributions to shareholders from:
Net investment income:
Class A	(338,916,803)	(346,901,032)
Class B	—	(159,375)
Class C	(43,100,658)	(46,966,222)
Advisor Class	(63,773,911)	(60,078,936)
Total distributions to shareholders	(445,791,372)	(454,105,565)
Capital share transactions: (Note 2)
Class A	(730,497,906)	439,110,665
Class B	—	(10,120,888)
Class C	(326,845,365)	172,320,075
Advisor Class	(353,200,936)	330,523,371
Total capital share transactions	(1,410,544,207)	931,833,223
Net increase (decrease) in net assets	(2,017,638,705)	1,217,897,886
Net assets:
Beginning of year	12,695,709,272	11,477,811,386
End of year	$10,678,070,567	$12,695,709,272
Undistributed net investment income included in net assets:
End of year	$8,148,516	$4,747,623

48 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNT POLICIES

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company. The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach

Annual Report | 49

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNT POLICIES (continued)
a.	Financial Instrument Valuation (continued)

may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of April 30, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

50 | Annual Report

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNT POLICIES (continued)
d.	Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

		Year Ended April 30,
	2014		2013		[a]
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	126,987,593	$1,512,426,000	108,067,502	$1,374,998,094
Shares issued in reinvestment
of distributions	24,038,774	287,863,451	22,378,223	283,844,703
Shares redeemed	(212,506,889)	(2,530,787,357)	(95,883,553)	(1,219,732,132)
Net increase (decrease)	(61,480,522)	$(730,497,906)	34,562,172	$439,110,665

Annual Report | 51

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

		Year Ended April 30,
	2014		2013	[a]
	Shares	Amount	Shares		Amount
Class B Shares:
Shares sold			18,109		$229,907
Shares issued in reinvestment of
distributions			11,184		141,422
Shares redeemed			(823,586)		(10,492,217)
Net increase (decrease)			(794,293)		$(10,120,888)
Class C Shares:
Shares sold	11,234,248	$135,129,834	27,019,793		$343,371,936
Shares issued in reinvestment
of distributions	3,049,740	36,536,890	3,053,658		38,720,936
Shares redeemed	(41,853,867)	(498,512,089)	(16,506,185)		(209,772,797)
Net increase (decrease)	(27,569,879)	$(326,845,365)	13,567,266		$172,320,075
Advisor Class Shares:
Shares sold	46,340,565	$555,154,397	52,529,184		$669,189,921
Shares issued in reinvestment
of distributions	4,782,816	57,278,697	4,196,412		53,270,859
Shares redeemed	(80,833,312)	(965,634,030)	(30,788,474)		(391,937,409)
Net increase (decrease)	(29,709,931)	$(353,200,936)	25,937,122		$330,523,371

[a]Effective March 21, 2013, all Class B shares were converted to Class A.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

52 | Annual Report

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class C	0.65%

Annual Report | 53

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$1,179,248
CDSC retained	$454,141

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the year ended April 30, 2014, the Fund paid transfer agent fees of $6,736,380, of which $2,203,726 was retained by Investor Services.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At April 30, 2014, the capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2017	$15,858,622
2018	3,803,336
2019	17,435,155
Capital loss carryforwards not subject to expiration:
Short term	88,398,022
Long term	50,032,740
Total capital loss carryforwards	$175,527,875

The tax character of distributions paid during the years ended April 30, 2014 and 2013, was as follows:

	2014	2013
Distributions paid from tax exempt income	$445,791,372	$454,105,565

54 | Annual Report

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (continued)

4. INCOME TAXES (continued)

At April 30, 2014, the cost of investments, net unrealized appreciation (depreciation), undistributed tax exempt and ordinary income for income tax purposes were as follows:

Cost of investments	$9,683,230,582

Unrealized appreciation	$786,935,501
Unrealized depreciation	(103,374,109)
Net unrealized appreciation (depreciation)	$683,561,392

Undistributed tax exempt income	$6,657,537
Undistributed ordinary income	160,961
Distributable earnings	$6,818,498

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2014, aggregated $929,201,415 and $2,349,403,791, respectively.

6. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the year ended April 30, 2014, the Fund did not use the Global Credit Facility.

Annual Report | 55

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (continued)

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At April 30, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

56 | Annual Report

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (continued)

ABBREVIATIONS

Selected Portfolio

ACA	-	American Capital Access Holdings Inc.
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
CIFG	-	CDC IXIS Financial Guaranty
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
HFC	-	Housing Finance Corp.
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Bond/Board
IDC	-	Industrial Development Corp.
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
MFR	-	Multi-Family Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PCC	-	Pollution Control Corp.
PCR	-	Pollution Control Revenue
PFAR	-	Public Financing Authority Revenue
PSF	-	Permanent School Fund
RDA	-	Redevelopment Agency/Authority
RDAR	-	Redevelopment Agency Revenue
SFMR	-	Single Family Mortgage Revenue
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Annual Report | 57

Franklin Federal Tax-Free Income Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Federal Tax-Free Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Franklin Federal Tax-Free Income Fund (the “Fund”) at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
June 13, 2014

58 | Annual Report

Franklin Federal Tax-Free Income Fund

Tax Information (unaudited)

Under Section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby reports 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended April 30, 2014. A portion of the Fund’s exempt-interest dividends may be subject to the federal alternative minimum tax. By mid-February 2015, shareholders will be notified of amounts for use in preparing their 2014 income tax returns.

Annual Report | 59

Franklin Federal Tax-Free Income Fund

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Harris J. Ashton (1932)	Trustee	Since 1982	139	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Sam Ginn (1937)	Trustee	Since 2007	113	ICO Global Communications
One Franklin Parkway				(Holdings) Limited (satellite company)
San Mateo, CA 94403-1906				(2006-2010), Chevron Corporation
				(global energy company) (1989-2009),
				Hewlett-Packard Company (technology
				company) (1996-2002), Safeway, Inc.
				(grocery retailer) (1991-1998) and
				TransAmerica Corporation (insurance
				company) (1989-1999).

Principal Occupation During at Least the Past 5 Years:

Private investor; Chairman, First Responder Network Authority (FirstNet) (interoperable wireless broadband network) (2012); and formerly, Chairman of the Board, Vodafone AirTouch, PLC (wireless company) (1999-2000); Chairman of the Board and Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).

Edith E. Holiday (1952)	Trustee	Since 2005	139	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906				Company (processed foods and
				allied products) (1994-2013), RTI
				International Metals, Inc. (manu-
				facture and distribution of titanium),
				Canadian National Railway (railroad)
				and White Mountains Insurance
				Group, Ltd. (holding company).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since 2009	139	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

60 | Annual Report

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Frank A. Olson (1932)	Trustee	Since 2007	139	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and formerly, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (until 1987).

Larry D. Thompson (1945)	Trustee	Since 2007	139	Cbeyond, Inc. (business commu-
One Franklin Parkway				nications provider) (2010-2012),
San Mateo, CA 94403-1906				The Southern Company (energy
				company) (2010-2012) and Graham
				Holdings Company (formerly,
				The Washington Post Company)
				(education and media organization).

Principal Occupation During at Least the Past 5 Years:

Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-present); and formerly, John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	113	None
One Franklin Parkway	Independent	2006 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
		Trustee since
2008

Principal Occupation During at Least the Past 5 Years:

President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
**Gregory E. Johnson (1961)	Trustee	Since 2007	149	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

Annual Report | 61

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman of the	139	None
One Franklin Parkway	the Board and	Board and Trustee
San Mateo, CA 94403-1906	Trustee	since June 2013

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Sheila Amoroso (1959)	Vice President	Since 1999	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Advisers, Inc.; and officer of seven of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Rafael R. Costas, Jr. (1965)	Vice President	Since 1999	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Advisers, Inc.; and officer of seven of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer

Principal Occupation During at Least the Past 5 Years:

Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

62 | Annual Report

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance Monitoring; Deputy Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy (1962)	President and	Since 2010	Not Applicable	Not Applicable
One Franklin Parkway	Chief
San Mateo, CA 94403-1906	Executive
Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:

Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Annual Report | 63

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Thomas Walsh (1961)	Vice President	Since 1999	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Advisers, Inc.; and officer of seven of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc.
(Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective June 13, 2013, Charles B. Johnson ceased to be a trustee of the Fund.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a
Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an under-
standing of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

64 | Annual Report

Franklin Federal Tax-Free Income Fund

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 25, 2014, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund

Annual Report | 65

Franklin Federal Tax-Free Income Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years, and that those operations in the New York/New Jersey area ran smoothly during the period of the 2012 Hurricane Sandy. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continual enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continual monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during 2013 as well as the previous 10 years ended December 31, 2013, in comparison to a performance universe consisting of all retail and institutional general and insured municipal debt funds as selected by Lipper. The Lipper report showed the income performance for the Fund during 2013 to be in the second-highest performing quintile of its performance universe, and on an annualized basis in each of the previous three-, five- and 10-year periods to be in either the highest performing or second-highest performing quintile of its Lipper performance universe. The Lipper report showed the Fund’s total return during 2013 to be in the second-lowest performing quintile of its Lipper performance universe, but on an annualized basis to be in the second-highest performing quintile of such universe for the previous three-year period, the middle performing quintile of such universe for the five-year period, and the highest performing quintile of its Lipper performance universe for the previous 10-year period. The Board expressed its satisfaction with the Fund’s comparative performance as shown in the Lipper report, noting its income oriented objective.

66 | Annual Report

Franklin Federal Tax-Free Income Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed the contractual investment management fee rate for the Fund to be approximately four basis points above its Lipper expense group median, but its actual total expense ratio to be approximately 12 basis points below the expense group median, with its total expense ratio excluding 12b-1 fees being approximately one basis point above the expense group median excluding such fees. The Board found the level of expenses of the Fund in comparison to its expense group as shown in the Lipper report to be acceptable.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2013, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, the Fund’s independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management.

Annual Report | 67

Franklin Federal Tax-Free Income Fund

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund’s investment management agreement provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets; 0.45% on the next $7.25 billion of assets; 0.44% on the next $2.5 billion of assets, with breakpoints continuing in stages thereafter until declining to a final breakpoint of 0.36% on assets in excess of $20 billion. The Fund had assets of approximately $10.6 billion at the end of 2013 and the Board believes that to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

68 | Annual Report

Franklin Federal Tax-Free Income Fund

Shareholder Information (continued)

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

Annual Report | 69

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

# Franklin Federal Tax-Free Income Fund

**Investment Manager**
Franklin Advisers, Inc.

**Distributor**
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

**Shareholder Services**
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved.

116 A 06/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $61,415 for the fiscal year ended April 30, 2014 and $63,680 for the fiscal year ended April 30, 2013.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $6,930 for the fiscal year ended April 30, 2014 and $4,600 for the fiscal year ended April 30, 2013.  The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments and requirements on local country’s self-certification forms.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $3,140 for the fiscal year ended April 30, 2014 and $0 for the fiscal year ended April 30, 2013.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $156,596 for the fiscal year ended April 30, 2014 and $39,194 for the fiscal year ended April 30, 2013. The services for which these fees were paid included preparation and review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $166,666 for the fiscal year ended April 30, 2014 and $43,794 for the fiscal year ended April 30, 2013.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer – Finance and Administration

Date June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer – Finance and Administration

Date June 26, 2014

By /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and Chief Accounting Officer

Date June 26, 2014